UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-6670
      ---------------------------------------------------------------------

                     Credit Suisse Institutional Fund, Inc.
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                     Credit Suisse Institutional Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2004 to April 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.




                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE
INSTITUTIONAL FUND

Semiannual Report

April 30, 2005
(unaudited)

      CREDIT SUISSE INSTITUTIONAL FUND, INC.

      o   LARGE CAP VALUE PORTFOLIO

      o   INTERNATIONAL FOCUS PORTFOLIO

      o   SELECT EQUITY PORTFOLIO

      o   CAPITAL APPRECIATION PORTFOLIO

      o   HARBINGER PORTFOLIO

      o   INVESTMENT GRADE FIXED INCOME PORTFOLIO

The Portfolios' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, is provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Fund, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

THE VIEWS OF THE PORTFOLIOS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE PORTFOLIOS' HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2005; THESE VIEWS AND THE PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    June 1, 2005

Dear Shareholder:

      For the six months ended April 30, 2005, Credit Suisse Institutional Fund, Inc.--Large Cap Value Portfolio 1 (the "Portfolio") had a gain of 6.64%, versus an increase of 6.72% for the Russell 1000(R) Value Index. 2

MARKET OVERVIEW: STRONG START, BUT MOMENTUM FADES

      Stocks surged in the first two months of the period, aided by a concluded Presidential election that removed a good deal of political uncertainty. Encouraging employment and inflation data at the time also helped. Market sentiment turned negative in early March, however, as investors grew cautious amid signs of economic softening seemingly brought on by high oil prices and rising short term interest rates. On the earnings front, while first-quarter 2005 results generally met or exceeded expectations, this provided little support late in the period as the future profit picture dimmed.

      Health care, consumer staples and utilities stocks outperformed as investors favored relatively defensive sectors. Energy was another good performer amid high oil prices. Technology stocks and the oil-sensitive transportation sector were among the poor performers for the period.

STRATEGIC REVIEW: TECHNOLOGY PERFORMS WELL DESPITE OUT-OF-FAVOR SECTOR

      The Portfolio performed roughly in line with its benchmark for the period. Factors that aided the Portfolio's performance included stock selection in the financial services, major oil, and transportation sectors. Our exposure within the last area was largely limited to Burlington Northern (1.3% of the Portfolio as of April 30, 2005), a railroad company that performed well as commodity-shipping revenues rose. The Portfolio's technology stocks collectively had a gain, despite a poor environment for technology stocks generally. The Portfolio's energy services stocks had lagging results. The Portfolio's consumer discretionary holdings had negative performance in both absolute and relative terms.

      In terms of noteworthy recent portfolio activity, our purchases included Pfizer (1.0% of the Portfolio as of April 30, 2005), which had declined over the past year on product-pipeline concerns. We believed that a fair amount of negativity had become priced into the stock, which could be aided going forward by the company's recently announced cost-cutting program. We also

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

purchased Office Depot (1.3% of the Portfolio as of April 30, 2005), a retailer that we believe might be a successful turnaround story under a new CEO. The company is generating good free cash flows and we see potential for significant stock repurchases.

      On the sales side, we eliminated our position in Alcoa based in part on our concerns over the company's input costs. We also sold our position in Tribune, a newspaper publisher, based on a weaker than expected recovery in advertising revenues and the related increased competition from internet companies.

      Going forward, we will continue to adhere to our general strategy of investing in dividend-paying stocks of companies with large market capitalizations. Using proprietary bottom-up equity research and detailed quantitative analyses, we look for stocks that are deeply discounted to our view of their upside potential, in terms of valuation and/or income, with an emphasis on companies that stand to benefit from the positive impact of a likely significant event.

The Credit Suisse Value Team

Stephen J. Kaszynski
Robert E. Rescoe

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005 1

                                         SINCE      INCEPTION
                  1 YEAR    5 YEARS    INCEPTION      DATE
                  ------    -------    ---------    ---------
                  12.15%     5.60%       7.60%       6/30/97

                  AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005 1

                                         SINCE      INCEPTION
                  1 YEAR    5 YEARS    INCEPTION      DATE
                  ------    -------    ---------    ---------
                  11.28%     4.92%       7.12%       6/30/97

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

_______________
1 FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS REDUCED EXPENSES FOR THE PORTFOLIO, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS MAY BE DISCONTINUED AT ANY TIME.

2 THE RUSSELL 1000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE COMPANIES IN THE RUSSELL 1000(R) INDEX WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. IT IS AN UNMANAGED INDEX OF COMMON STOCKS THAT INCLUDES REINVESTMENT OF DIVIDENDS AND IS COMPILED BY FRANK RUSSELL COMPANY. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN
Beginning Account Value 11/1/04                                       $1,000.00
Ending Account Value 4/30/05                                          $1,066.40
Expenses Paid per $1,000*                                             $    3.84

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 11/1/04                                       $1,000.00
Ending Account Value 4/30/05                                          $1,021.08
Expenses Paid per $1,000*                                             $    3.76

ANNUALIZED EXPENSE RATIO*                                                  0.75%

_______________
* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIO" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

                                  [BAR CHART]

Financial Services                         28.6%
Other                                      12.3%
Consumer Staples                            8.5%
Integrated Oils                             8.2%
Consumer Discretionary                      7.8%
Producer Durables                           7.4%
Health Care                                 6.7%
Utilities                                   5.2%
Materials & Processing                      5.2%
Other Energy                                5.2%
Short-Term Investments                      2.1%
Technology                                  1.9%
Autos & Transportation                      0.9%

_______________
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    June 1, 2005

Dear Shareholder:

      For the six months ended April 30, 2005, Credit Suisse Institutional Fund, Inc.--International Focus Portfolio 1 (the "Portfolio") had a gain of 8.19%, versus an increase of 9.14% for the Morgan Stanley Capital International ACWI (All Country World Index) Free Ex-USA Index. 2

MARKET OVERVIEW: STRONG START, BUT MOMENTUM FADES

      Foreign stock markets began the period on a solid note, aided by a mostly supportive inflation and interest-rate backdrop and generally good earnings reports. The rally stalled in early March, however, amid worries that rising US interest rates and persistently high oil prices would erode global economic growth. Emerging markets, which were particularly hard hit by rate worries, nonetheless ended the period with a gain exceeding that of the developed market group. Within most markets, gains generated locally were even better for dollar-based investors, as the euro, yen, UK pound and various emerging market currencies rose against the dollar for the six months as a whole.

      From a sector standpoint, health care, consumer staples and utilities stocks outperformed as investors favored relatively defensive sectors. Energy was another good performer amid high oil prices. The technology sector underperformed, but nonetheless posted a modest gain.

STRATEGIC REVIEW: OUTPERFORMANCE IN ASIA, LATIN AMERICA COUNTERED BY EUROPE

      The Portfolio participated in the rally in foreign stock markets, but it trailed its benchmark. Good performances from the Portfolio's Asian and Latin American holdings were countered by underperformance in Europe. This partially reflected underperformance in the UK, which accounts for about 20% of the European weighting in the Portfolio's benchmark.

      From a sector standpoint, the Portfolio's consumer staples and financial services holdings underperformed. In the latter area, laggards included Mega Financial (a Taiwanese stock that we decided to eliminate from the Portfolio) and Royal Bank of Scotland (1.7% of the Portfolio as of April 30, 2005), whose longer-term prospects we nonetheless continue to view favorably. On the positive side, the Portfolio's telecommunications stocks outperformed, where standouts included Hellenic Telecom (2.0% of the Portfolio as of April 30, 2005), a leading provider of fixed-line and wireless telephony services in Greece. The Portfolio's industrials holdings also were positive contributors, led by Samsung

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Heavy (1.0% of the Portfolio as of April 30, 2005), a South Korean ship builder we purchased late in 2004 in the belief that the stock might benefit from a pullback in steel prices.

      In terms of noteworthy portfolio adjustments in the period, we scaled back our exposure to emerging markets based on overall valuations, in the wake of continued strong performance by the asset class (though we purchased a Brazilian telecom stock after it sold off sharply in a market downturn). We narrowed our overweighting in the industrials sector, broadly defined, as certain holdings became fully valued in our judgment. We remained underweight in the materials sector, reflecting our belief that there is and will continue to be considerable excess capacity in areas such as chemicals and steel.

      We were underweighted in the health care sector, where our focus remained on European pharmaceutical stocks. We narrowed this underweighting, however, as we believe a fair degree of negative sentiment, regarding issues such as patent concerns, has been priced into drug stocks. We also see an improving earnings backdrop for certain companies. We were overweighted in energy through the period. While we think that there might be an intermediate-term decline in oil prices based in part on seasonal factors, we believe that spare capacity and political forces could support a higher-than-expected level for oil prices over the longer term, and we will attempt to take advantage of pullbacks to selectively increase our oil exposure.

The Credit Suisse International Equity Team

Nancy Nierman
Anne S. Budlong
Emily Alejos
Harry M. Jaffe

      INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THE PORTFOLIO'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF THE PORTFOLIO'S ASSETS. AS A RESULT OF THIS STRATEGY, THE PORTFOLIO MAY BE SUBJECT TO GREATER VOLATILITY THAN A PORTFOLIO THAT INVESTS IN A LARGER NUMBER OF ISSUERS.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005 1

                                                SINCE      INCEPTION
             1 YEAR    5 YEARS    10 YEARS    INCEPTION      DATE
             ------    -------    --------    ---------    ---------
             11.47%    (5.15)%     4.88%        7.12%       9/1/92

                  AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005 1

                                                SINCE      INCEPTION
             1 YEAR    5 YEARS    10 YEARS    INCEPTION      DATE
             ------    -------    --------    ---------    ---------
             13.19%    (3.71)%     4.36%        6.92%       9/1/92

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

________________
1 FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS REDUCED EXPENSES FOR THE PORTFOLIO, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS MAY BE DISCONTINUED AT ANY TIME.

2 THE MORGAN STANLEY CAPITAL INTERNATIONAL ACWI (ALL COUNTRY WORLD INDEX) FREE EX-USA INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE EQUITY-MARKET PERFORMANCE IN THE GLOBAL DEVELOPED AND EMERGING MARKETS, EXCLUDING THE U.S. IT IS THE EXCLUSIVE PROPERTY OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Beginning Account Value 11/1/04                                       $1,000.00
Ending Account Value 4/30/05                                          $1,081.90
Expenses Paid per $1,000*                                             $    4.90

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 11/1/04                                       $1,000.00
Ending Account Value 4/30/05                                          $1,020.08
Expenses Paid per $1,000*                                             $    4.76

ANNUALIZED EXPENSE RATIO*                                                  0.95%

_______________
* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIO" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

                                  [BAR CHART]

Financials                                 26.4%
Industrials                                16.0%
Consumer Discretionary                     11.6%
Energy                                      9.6%
Telecommunications Services                 8.7%
Consumer Staples                            7.2%
Health Care                                 5.7%
Materials                                   4.6%
Information Technology                      4.6%
Utilities                                   3.5%
Short-Term Investments                      2.1%

_______________
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    June 1, 2005

Dear Shareholder:

      For the six months ended April 30, 2005, Credit Suisse Institutional Fund, Inc.--Select Equity Portfolio 1 (the "Portfolio") had a gain of 3.93%, versus an increase of 3.28% for the Standard & Poor's 500 Index. 2

MARKET OVERVIEW: STRONG START, BUT MOMENTUM FADES

      Stocks surged in the first two months of the period, aided by a concluded Presidential election that removed a good deal of political uncertainty. Encouraging employment and inflation data at the time also helped. Market sentiment turned negative in early March, however, as investors grew cautious amid signs of economic softening seemingly brought on by high oil prices and rising short term interest rates. On the earnings front, while first-quarter 2005 results generally met or exceeded expectations, this provided little support late in the period as the future profit picture dimmed.

      Health care, consumer staples and utilities stocks outperformed as investors favored relatively defensive sectors. Energy was another good performer amid high oil prices. The technology and consumer discretionary sectors were poor performers for the period.

STRATEGIC REVIEW: FOCUS ON COMPANY FUNDAMENTALS

      The Portfolio outperformed its benchmark in the period, aided by good stock selection in the financial services sector and the technology sector, where our holdings had a gain despite the generally negative environment for technology stocks. Stock selection in the energy sector was also beneficial, as was our decision to increase the Portfolio's energy weighting during the period. On the negative side, relatively speaking, the Portfolio was hindered by stock selection in the health care sector and by its underweightings in the consumer staples and utilities areas.

      With respect to noteworthy recent portfolio activity, our purchases included Boeing (2.1% of the Portfolio as of April 30, 2005), which we think could benefit from rising commercial aerospace orders, strengthening aircraft lease rates, and general productivity improvements. We also added Dominion Resources (1.7% of the Portfolio as of April 30, 2005), a utilities company whose operating profit could improve going forward, in our view, as unfavorable oil and gas hedges expire. In addition to generating and distributing energy, the company has exploration and production activities that could benefit if high energy prices

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

persist. Our sales included Alcoa, based on our view that the aluminum company faces rising input costs along with a potential slowdown in the building construction and auto production areas.

The Credit Suisse Large Cap Core Team

Hugh M. Neuburger
William D. Butler

      THE PORTFOLIO IS PERMITTED TO INVEST A GREATER PROPORTION OF ITS ASSETS IN THE SECURITIES OF A SMALLER NUMBER OF ISSUERS. AS A RESULT, THE PORTFOLIO MAY BE SUBJECT TO GREATER VOLATILITY.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005 1

                                     SINCE      INCEPTION
                         1 YEAR    INCEPTION      DATE
                         ------    ---------    ---------
                         7.50%       0.68%       1/31/02

                  AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005 1

                                     SINCE      INCEPTION
                         1 YEAR    INCEPTION      DATE
                         ------    ---------    ---------
                         6.16%      (0.09)%      1/31/02

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

________________
1 FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS REDUCED EXPENSES FOR THE PORTFOLIO, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS MAY BE DISCONTINUED AT ANY TIME.

2 THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED INDEX (WITH NO DEFINED INVESTMENT OBJECTIVE) OF COMMON STOCKS. IT INCLUDES REINVESTMENT OF DIVIDENDS, AND IS A REGISTERED TRADEMARK OF MCGRAW-HILL CO., INC. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN
Beginning Account Value 11/1/04                                       $1,000.00
Ending Account Value 4/30/05                                          $1,039.30
Expenses Paid per $1,000*                                             $    3.79

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 11/1/04                                       $1,000.00
Ending Account Value 4/30/05                                          $1,021.08
Expenses Paid per $1,000*                                             $    3.76

ANNUALIZED EXPENSE RATIO*                                                  0.75%

________________

* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIO" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

                                  [BAR CHART]

Industrials                                20.8%
Financials                                 19.7%
Information Technology                     13.2%
Consumer Discretionary                     11.9%
Health Care                                11.0%
Energy                                      8.6%
Consumer Staples                            7.8%
Materials                                   3.1%
Short Term Investments                      2.2%
Utilities                                   1.7%

_______________
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    June 1, 2005

Dear Shareholder:

      For the six months ended April 30, 2005, Credit Suisse Institutional Fund, Inc.--Capital Appreciation Portfolio 1 (the "Portfolio") had a gain of 1.24%, versus an increase of 1.15% for the Russell 1000(R) Growth Index. 2

MARKET OVERVIEW: STRONG START, BUT MOMENTUM FADES

      Stocks surged in the first two months of the period, aided by a concluded Presidential election that removed a good deal of political uncertainty. Encouraging employment and inflation data at the time also helped. Market sentiment turned negative in early March, however, as investors grew cautious amid signs of economic softening seemingly brought on by high oil prices and rising short term interest rates. On the earnings front, while first-quarter 2005 results generally met or exceeded expectations, this provided little support late in the period as the future profit picture dimmed.

      Health care, consumer staples and utilities stocks outperformed as investors favored relatively defensive sectors. Energy was another good performer amid high oil prices. Technology stocks and the oil-sensitive transportation sector were among the poor performers for the period.

STRATEGIC REVIEW: ADDING TO PHARMACEUTICALS

      The Portfolio had a gain and outperformed its benchmark. The Portfolio's technology holdings collectively had a gain, overcoming a weak period for technology stocks in general. In addition, the Portfolio's transportation holdings rose within a negative period for the sector. On the negative side, stock selection in the consumer discretionary sector hindered the Portfolio's relative performance, with online auction company eBay declining sharply early in 2005 after a strong showing in 2004. We decided to eliminate the position, based on the near-term headwinds from eBay's investment spending.

      Our noteworthy recent portfolio activity included purchasing two pharmaceutical companies. We added Pfizer (1.0% of the Portfolio as of April 30, 2005), a stock that had steadily declined to reach a valuation that we viewed as attractive relative to the company's growth prospects. We also purchased Wyeth (1.0% of the Portfolio as of April 30, 2005), which we believe has renewed growth potential in the wake of surviving numerous product difficulties.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

      Elsewhere of note, we established a position in Boeing (1.6% of the Portfolio as of April 30, 2005), a company we think could benefit from an upturn in the aerospace cycle. Our late-period sales included EMC Corp., a technology company focused on data storage systems. The elimination reflected our concerns over revenue growth within a lackluster technology spending environment. We also reduced our overall exposure to the industrial sector, in part to increase our aerospace exposure.

      Going forward, we will continue to adhere to our general strategy of seeking sectors and companies that we believe have potential to outperform the overall market. We look for stocks available at a reasonable price relative to projected growth, while employing themes or patterns associated with growth companies, such as significant fundamental changes, generation of large free cash flows or company share-buyback programs.

Jeffrey T. Rose
Marian U. Pardo

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005 1

                                     SINCE      INCEPTION
                         1 YEAR    INCEPTION      DATE
                         ------    ---------    ---------
                         1.90%      (2.52)%      1/31/02

                  AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005 1

                                     SINCE      INCEPTION
                         1 YEAR    INCEPTION      DATE
                         ------    ---------    ---------
                         1.13%      (3.02)%      1/31/02

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

________________
1 FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS REDUCED EXPENSES FOR THE PORTFOLIO, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS MAY BE DISCONTINUED AT ANY TIME.

2 THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE COMPANIES IN THE RUSSELL 1000(R) INDEX WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. IT IS AN UNMANAGED INDEX OF COMMON STOCKS THAT INCLUDES REINVESTMENT OF DIVIDENDS AND IS COMPILED BY FRANK RUSSELL COMPANY. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN
Beginning Account Value 11/1/04                                       $1,000.00
Ending Account Value 4/30/05                                          $1,012.40
Expenses Paid per $1,000*                                             $    3.74

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 11/1/04                                       $1,000.00
Ending Account Value 4/30/05                                          $1,021.08
Expenses Paid per $1,000*                                             $    3.76

ANNUALIZED EXPENSE RATIO*                                                  0.75%

________________
* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIO" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

                                  [BAR CHART]

Health Care                                24.5%
Technology                                 20.0%
Consumer Discretionary                     18.8%
Materials & Processing                      8.4%
Consumer Staples                            7.8%
Financial Services                          5.1%
Producer Durables                           4.9%
Other                                       4.0%
Other Energy                                3.2%
Short Term Investments                      2.3%
Autos & Transportation                      1.0%

_______________
*     Expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    June 1, 2005

Dear Shareholder:

      For the six months ended April 30, 2005, Credit Suisse Institutional Fund, Inc.--Harbinger Portfolio 1 (the "Portfolio") had a decline of 0.37%, versus an increase of 1.13% for the Russell 2500 TM Growth Index. 2

MARKET OVERVIEW: STRONG START, BUT MOMENTUM FADES

      Stocks surged in the first two months of the period, aided by a concluded Presidential election that removed a good deal of political uncertainty. Encouraging employment and inflation data at the time also helped. Market sentiment turned negative in early March, however, as investors grew cautious amid signs of economic softening seemingly brought on by high oil prices and rising short term interest rates. On the earnings front, while first-quarter 2005 results generally met or exceeded expectations, this provided little support late in the period as the future profit picture dimmed. The uncertainty especially weighed on aggressive growth stocks.

      Health care, consumer staples and utilities stocks generally outperformed as investors favored relatively defensive sectors. The energy sector was a strong performer amid high oil prices. Technology stocks and the oil-sensitive transportation sector were among the poor performers for the period.

STRATEGIC REVIEW: FOCUS ON COMPANY FUNDAMENTALS

      The Portfolio's decline and underperformance of its benchmark is attributable to stock selection in the materials sector, specifically its position in GrafTech (2.5% of the Portfolio as of April 30, 2005). The stock declined sharply on revenue and earnings disappointments, despite the company's exposure to steel (its products are used in the manufacture of steel), a commodity whose price has soared over the past two years. We opted to eliminate this position recently, based on our concerns over the company's management of pricing contracts.

      On the positive side, the Portfolio's technology holdings collectively had a gain, despite the generally negative environment for technology stocks in the period. Standouts included Macromedia (6.2% of the Portfolio as of April 30, 2005), which rallied on news that the company, which provides web-publishing products, would be acquired by Adobe. The Portfolio's consumer discretionary holdings also performed well, paced by Activision (2.6% of the Portfolio as of April 30, 2005) in the entertainment software area.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

      Recent market weakness notwithstanding, we remain very stock specific in our focus and believe we can continue to find companies that we feel can benefit over the longer term from themes such as the growth of internet advertising. Another area that we think presents opportunity is specialized semiconductor companies, and we continue to look for names that are compelling. Health care services is another theme in the portfolio, including companies with exposure to Medicaid services. Finally, we continue to believe that the lodging industry could benefit from rising levels of consumer and business travel in 2005.

The Credit Suisse Small/Mid-Cap Growth Team

Marian U. Pardo
Leo M. Bernstein
Calvin E. Chung

      BECAUSE OF THE NATURE OF THE PORTFOLIO'S POST-VENTURE-CAPITAL INVESTMENTS AND CERTAIN AGGRESSIVE STRATEGIES IT MAY USE, AN INVESTMENT IN THE PORTFOLIO MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005 1

                                     SINCE      INCEPTION
                         1 YEAR    INCEPTION      DATE
                         ------    ---------    ---------
                         (0.99)%     18.53%      1/15/03

                  AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005 1

                                     SINCE      INCEPTION
                         1 YEAR    INCEPTION      DATE
                         ------    ---------    ---------
                         (5.00)%     14.00%      1/15/03

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

_______________
1 FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS REDUCED EXPENSES FOR THE PORTFOLIO, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS MAY BE DISCONTINUED AT ANY TIME.

2 THE RUSSELL 2500 TM GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE COMPANIES IN THE RUSSELL 2500 TM INDEX WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. IT IS AN UNMANAGED INDEX OF COMMON STOCKS THAT INCLUDES REINVESTMENT OF DIVIDENDS AND IS COMPILED BY FRANK RUSSELL COMPANY. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN
Beginning Account Value 11/1/04                                       $1,000.00
Ending Account Value 4/30/05                                          $  996.30
Expenses Paid per $1,000*                                             $    6.93

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 11/1/04                                       $1,000.00
Ending Account Value 4/30/05                                          $1,017.85
Expenses Paid per $1,000*                                             $    7.00

ANNUALIZED EXPENSE RATIO*                                                  1.40%

________________
* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIO" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

                                  [BAR CHART]

Technology                                 35.8%
Consumer Discretionary                     23.0%
Health Care                                22.5%
Other Energy                               11.8%
Materials & Processing                      6.9%

_______________
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    June 1, 2005

Dear Shareholder:

      For the six months ended April 30, 2005, Credit Suisse Institutional Fund, Inc-Investment Grade Fixed Income Portfolio 1 (the "Portfolio") generated a return of 1.35%, versus a same period gain of 0.98% for the Lehman Brothers Aggregate Bond Index. 2

MARKET OVERVIEW: A SHIFT IN THE CYCLE

      The major factor driving activity in the period was the Federal Open Market Committee's graduated approach to monetary tightening, which brought the fed funds rate up 100 basis points, from 1.75% to 2.75% during the Portfolio's fiscal half-year. In support of these measured rate hikes the central bank cited continued improvement in labor-market conditions and growth in total output, alongside balanced inflation risks. The upward trend in crude oil prices, which reached a new high of $58 per barrel in March, contributed merely to a transitory soft patch in economic growth. While short-term interest rates tended to follow the Fed higher, rates on the long end strangely declined, due in our view to strong foreign demand for US assets of longer duration. This resulted in a significant flattening of the yield curve, as the spread between 2-year and 10-year Treasuries dropped from 150 to 55 basis points.

      Fed Chairman Greenspan termed the unusual yield curve phenomenon a conundrum, but we believe the real mystery was the lack of risk aversion among bond market participants. The longstanding hunger for yield in bonds remained avid into the new year, particularly for lower rated investment grade and high yield corporate credits whose valuations had reached historic highs. The correction finally came in mid-March in a sell-off triggered by a General Motors
(GM) earnings warning, as a new risk-premium got priced into the market. In our view, the GM news helped to accelerate a long-awaited shift in the credit cycle, as we begin to witness increasingly shareholder-friendly action among corporations such as buy-backs and increased dividends.

STRATEGIC REVIEW: DURATION TRADES AND SECURITY SELECTION

      In the Portfolio we took advantage of the Fed's measured rate hikes through a curve flattening trade, underweighting shorter duration securities and

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

overweighting intermediate duration securities. With regard to the credit sector, we positioned the Portfolio defensively well in advance of the GM earnings warning, reducing our exposure to lower quality investment grade issuers and any credits we believe likely to be impacted by the implosion in the automotive sector. Our positions in Mortgage Backed Securities (MBS) benefited due to low volatility and an emphasis on selected mortgage pools with lower probability of refinancing. In addition, we maintained exposure to select emerging market bonds, which added to our outperformance for the period. Negative contributions to performance included our underweight allocation to US Agencies, which strengthened in spite of the continuing turbulence at Fannie Mae.

MARKET OUTLOOK: FUNDAMENTALLY SOUND

      In spite of the difficult environment among spread product in the latter part of the fiscal half-year, we believe the credit environment remains fundamentally sound thanks to moderate increases in corporate profitability and the continuing build-up of cash on corporate balance sheets. Given our positive outlook on credit fundamentals, we would view any further widening in corporate spreads as an opportunity to increase our weighting relative to the index.

Credit Suisse Fixed Income Management Team

Kevin D. Barry
Michael Gray
Sheila Huang
Richard Avidon
Philip Wubbena
David N. Fisher

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005 1

                                     SINCE      INCEPTION
                         1 YEAR    INCEPTION      DATE
                         ------    ---------    ---------
                         1.22%       4.74%       5/01/02

                  AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005 1

                                     SINCE      INCEPTION
                         1 YEAR    INCEPTION      DATE
                         ------    ---------    ---------
                         5.42%       5.05%       5/01/02

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

_______________
1 FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS REDUCED EXPENSES FOR THE PORTFOLIO, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS MAY BE DISCONTINUED AT ANY TIME.

2 THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX IS COMPOSED OF THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX AND THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX. IT INCLUDES U.S. TREASURY AND AGENCY ISSUES, CORPORATE BOND ISSUES AND MORTGAGE-BACKED SECURITIES RATED INVESTMENT-GRADE OR HIGHER BY MOODY'S INVESTORS SERVICE; THE STANDARD & POOR'S DIVISION OF THE MCGRAW-HILL COMPANIES, INC.; OR FITCH IBCA INC. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN
Beginning Account Value 11/1/04                                       $1,000.00
Ending Account Value 4/30/05                                          $1,013.50
Expenses Paid per $1,000*                                             $    2.00

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 11/1/04                                       $1,000.00
Ending Account Value 4/30/05                                          $1,022.81
Expenses Paid per $1,000*                                             $    2.01

ANNUALIZED EXPENSE RATIO*                                                  0.40%

________________
* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIO" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*

       RATINGS
       S&P
       -------
       AAA                                    66.5%
       AA                                      1.4%
       A                                       8.7%
       BBB                                    13.2%
       BB                                      0.7%
       NR                                      0.4%
                                            ------
         Subtotal                             90.9%
       Short-Term Investments                  9.1%
                                            ======
         Total                               100.0%
                                            ======

* Expressed as a percentage of total investments (excluding security collateral) and may very over time.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES        VALUE
                                                    ----------   -----------
COMMON STOCKS (97.9%)
AEROSPACE & DEFENSE (5.0%)
    Lockheed Martin Corp.                               11,400   $   694,830
    United Technologies Corp.                            6,200       630,664
                                                                 -----------
                                                                   1,325,494
                                                                 -----------

AUTO COMPONENTS (1.4%)
    Johnson Controls, Inc.                               6,800       373,116
                                                                 -----------

BANKS (12.9%)
    Bank of America Corp.                               19,900       896,296
    Mellon Financial Corp.                              16,400       454,116
    North Fork Bancorporation, Inc.                     13,350       375,803
    U.S. Bancorp                                         9,200       256,680
    Wachovia Corp.                                      14,100       721,638
    Wells Fargo & Co.                                   12,000       719,280
                                                                 -----------
                                                                   3,423,813
                                                                 -----------

BEVERAGES (1.0%)
    Coca-Cola Enterprises, Inc.                         12,900       261,870
                                                                 -----------

BUILDING PRODUCTS (1.1%)
    American Standard Companies, Inc.                    6,400       286,144
                                                                 -----------

CHEMICALS (3.6%)
    Du Pont (E. I.) de Nemours & Co.                    13,100       617,141
    PPG Industries, Inc.                                 5,000       337,750
                                                                 -----------
                                                                     954,891
                                                                 -----------

COMPUTERS & PERIPHERALS (0.9%)
    International Business Machines Corp.                3,000       229,140
                                                                 -----------

CONTAINERS & PACKAGING (0.5%)
    Smurfit-Stone Container Corp.*                      10,800       141,588
                                                                 -----------

DIVERSIFIED FINANCIALS (9.2%)
    Capital One Financial Corp.                          6,300       446,607
    Citigroup, Inc.                                     17,400       817,104
    Fannie Mae                                           5,400       291,330
    Lehman Brothers Holdings, Inc.                       5,200       476,944
    Morgan Stanley                                       7,800       410,436
                                                                 -----------
                                                                   2,442,421
                                                                 -----------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.3%)
    ALLTEL Corp.                                         6,000       341,760
    Telus Corp.                                         15,000       447,450
    Verizon Communications, Inc.                         9,900       354,420
                                                                 -----------
                                                                   1,143,630
                                                                 -----------

ELECTRIC UTILITIES (0.9%)
    Progress Energy, Inc.                                5,900       247,741
                                                                 -----------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES        VALUE
                                                    ----------   -----------
COMMON STOCKS
ELECTRICAL EQUIPMENT (1.0%)
    Emerson Electric Co.                                 4,400   $   275,748
                                                                 -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
    Diebold, Inc.                                        7,400       357,938
                                                                 -----------

ENERGY EQUIPMENT & SERVICES (1.7%)
    Weatherford International, Ltd.*                     8,700       453,705
                                                                 -----------

FOOD PRODUCTS (1.9%)
    General Mills, Inc.                                 10,200       503,880
                                                                 -----------

HEALTHCARE PROVIDERS & SERVICES (2.0%)
    Aetna, Inc.                                          7,100       520,927
                                                                 -----------

HOTELS, RESTAURANTS & LEISURE (1.1%)
    McDonald's Corp.                                     9,900       290,169
                                                                 -----------

HOUSEHOLD DURABLES (0.7%)
    Maytag Corp.@                                       20,400       197,676
                                                                 -----------

HOUSEHOLD PRODUCTS (3.2%)
    Procter & Gamble Co.                                15,900       860,985
                                                                 -----------

INDUSTRIAL CONGLOMERATES (7.9%)
    General Electric Co.                                22,600       818,120
    Textron, Inc.                                        6,700       504,845
    Tyco International, Ltd.                            24,500       767,095
                                                                 -----------
                                                                   2,090,060
                                                                 -----------

INSURANCE (6.5%)
    Allstate Corp.                                       8,100       454,896
    Hartford Financial Services Group, Inc.             11,000       796,070
    St. Paul Companies, Inc.                            13,500       483,300
                                                                 -----------
                                                                   1,734,266
                                                                 -----------

MACHINERY (3.0%)
    Eaton Corp.                                          6,800       398,820
    ITT Industries, Inc.                                 4,500       407,070
                                                                 -----------
                                                                     805,890
                                                                 -----------

MEDIA (1.0%)
    Viacom, Inc. Class B                                 7,600       263,112
                                                                 -----------

MULTILINE RETAIL (2.2%)
    Federated Department Stores, Inc.                   10,100       580,750
                                                                 -----------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES        VALUE
                                                    ----------   -----------
COMMON STOCKS
OIL & GAS (11.7%)
    Apache Corp.                                         7,200   $   405,288
    Burlington Resources, Inc.                           7,300       354,853
    ConocoPhillips                                      10,700     1,121,895
    Exxon Mobil Corp.                                   13,600       775,608
    Murphy Oil Corp.                                     3,300       293,997
    Pioneer Natural Resources Co.                        4,100       166,706
                                                                 -----------
                                                                   3,118,347
                                                                 -----------

PHARMACEUTICALS (4.8%)
    Johnson & Johnson                                   10,300       706,889
    Pfizer, Inc.                                         9,700       263,549
    Schering-Plough Corp.                               14,200       296,354
                                                                 -----------
                                                                   1,266,792
                                                                 -----------

ROAD & RAIL (0.9%)
    Burlington Northern Santa Fe Corp.                   5,100       246,075
                                                                 -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.0%)
    Intel Corp.                                         11,700       275,184
                                                                 -----------

SPECIALTY RETAIL (2.8%)
    Best Buy Company, Inc.                               7,600       382,584
    Office Depot, Inc.*                                 18,200       356,356
                                                                 -----------
                                                                     738,940
                                                                 -----------

TOBACCO (2.4%)
    Altria Group, Inc.                                   9,700       630,403
                                                                 -----------

TOTAL COMMON STOCKS (Cost $22,290,618)                            26,040,695
                                                                 -----------

SHORT-TERM INVESTMENTS (2.8%)
    State Street Navigator Prime Fund@@                204,000       204,000

                                                       PAR
                                                      (000)
                                                    ----------
    State Street Bank and Trust Co. Euro Time
    Deposit, 1.850%, 5/02/05                        $      549       549,000
                                                                 -----------

TOTAL SHORT-TERM INVESTMENTS (Cost $753,000)                         753,000
                                                                 -----------

TOTAL INVESTMENTS AT VALUE (100.7%)
    (Cost $23,043,618)                                            26,793,695

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)                       (176,933)
                                                                 -----------

NET ASSETS (100.0%)                                              $26,616,762
                                                                 ===========

--------------------------------------------------------------------------------
*     Non-income producing security.

@     Security or portion thereof is out on loan.

@@ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES        VALUE
                                                    ----------   -----------
COMMON STOCKS (96.5%)
BELGIUM (1.4%)
BEVERAGES (1.4%)
    InBev NV@                                           15,955   $   510,852
                                                                 -----------

TOTAL BELGIUM                                                        510,852
                                                                 -----------

BRAZIL (1.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
    Tele Norte Leste Participacoes SA*                  19,300       382,765
                                                                 -----------

TOTAL BRAZIL                                                         382,765
                                                                 -----------

CHINA (0.9%)
AIRLINES (0.9%)
    Air China, Ltd. Series H*                          973,770       346,624
                                                                 -----------

TOTAL CHINA                                                          346,624
                                                                 -----------

FRANCE (11.8%)
BANKS (2.2%)
    Societe Generale@                                    8,025       802,602
                                                                 -----------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.4%)
    France Telecom SA@                                  30,345       894,980
                                                                 -----------

INSURANCE (2.1%)
    Axa@                                                30,850       773,007
                                                                 -----------

MEDIA (2.2%)
    Lagardere S.C.A.*@                                  11,485       833,245
                                                                 -----------

OIL & GAS (0.7%)
    Total SA                                             1,210       269,935
                                                                 -----------

TEXTILES & APPAREL (2.2%)
    LVMH Moet Hennessy Louis Vuitton SA@                11,536       818,015
                                                                 -----------

TOTAL FRANCE                                                       4,391,784
                                                                 -----------

GERMANY (4.4%)
AUTO COMPONENTS (1.3%)
    Continental AG@                                      6,345       469,216
                                                                 -----------

BANKS (0.9%)
    Bayerische Hypo-und Vereinsbank AG*                 13,255       316,376
                                                                 -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES        VALUE
                                                    ----------   -----------
COMMON STOCKS
GERMANY
ELECTRIC UTILITIES (2.2%)
    E.ON AG*@                                            9,826   $   835,485
                                                                 -----------

TOTAL GERMANY                                                      1,621,077
                                                                 -----------

GREECE (1.9%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
    Hellenic Telecommunications Organization SA         38,470       721,107
                                                                 -----------

TOTAL GREECE                                                         721,107
                                                                 -----------

HONG KONG (3.1%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
    China Netcom Group Corp. ADR@                       14,250       381,187
                                                                 -----------

REAL ESTATE (2.1%)
    Sun Hung Kai Properties, Ltd.                       79,000       756,502
                                                                 -----------

TOTAL HONG KONG                                                    1,137,689
                                                                 -----------

HUNGARY (1.0%)
BANKS (1.0%)
    OTP Bank Rt.                                        11,810       364,164
                                                                 -----------

TOTAL HUNGARY                                                        364,164
                                                                 -----------

ITALY (6.0%)
BANKS (2.0%)
    SanPaolo IMI SpA@                                   48,885       726,193
                                                                 -----------

ELECTRIC UTILITIES (1.2%)
    Enel SpA@                                           46,255       440,184
                                                                 -----------

OIL & GAS (2.8%)
    Eni SpA*@                                           41,325     1,042,488
                                                                 -----------

TOTAL ITALY                                                        2,208,865
                                                                 -----------

JAPAN (19.2%)
AUTO COMPONENTS (0.9%)
    Bridgestone Corp.                                   18,000       344,990
                                                                 -----------

BANKS (1.9%)
    Bank of Yokohama, Ltd.                             123,000       702,918
                                                                 -----------

CHEMICALS (3.7%)
    Kuraray Company, Ltd.                               82,000       756,772
    Shin-Etsu Chemical Company, Ltd.                    16,600       611,619
                                                                 -----------
                                                                   1,368,391
                                                                 -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES        VALUE
                                                    ----------   -----------
COMMON STOCKS
JAPAN
DIVERSIFIED FINANCIALS (3.3%)
    Nikko Cordial Corp.                                 75,000   $   349,622
    ORIX Corp.                                           4,600       624,084
    RHJ International*                                  10,565       270,050
                                                                 -----------
                                                                   1,243,756
                                                                 -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
    Omron Corp.                                         19,800       432,369
                                                                 -----------

HOUSEHOLD PRODUCTS (1.0%)
    Uni-Charm Corp.                                      8,500       379,665
                                                                 -----------

MACHINERY (2.6%)
    Komatsu, Ltd.                                       76,000       534,801
    THK Company, Ltd.                                   22,200       415,488
                                                                 -----------
                                                                     950,289
                                                                 -----------

SPECIALTY RETAIL (2.1%)
    Yamada Denki Company, Ltd.@                         15,900       759,371
                                                                 -----------

TRADING COMPANIES & DISTRIBUTORS (2.5%)
    Sumitomo Corp.                                     110,000       931,558
                                                                 -----------

TOTAL JAPAN                                                        7,113,307
                                                                 -----------

MEXICO (0.7%)
WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    America Movil SA de CV ADR Series L                  5,020       249,243
                                                                 -----------

TOTAL MEXICO                                                         249,243
                                                                 -----------

NETHERLANDS (6.1%)
AIR FREIGHT & COURIERS (1.7%)
    TPG NV                                              22,910       623,970
                                                                 -----------

BANKS (1.8%)
    ABN AMRO Holding NV@                                27,795       676,134
                                                                 -----------

FOOD PRODUCTS (2.6%)
    Royal Numico NV*                                    23,570       978,277
                                                                 -----------

TOTAL NETHERLANDS                                                  2,278,381
                                                                 -----------

SINGAPORE (1.6%)
BANKS (1.6%)
    United Overseas Bank, Ltd.@                         65,535       573,490
                                                                 -----------

TOTAL SINGAPORE                                                      573,490
                                                                 -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES        VALUE
                                                    ----------   -----------
COMMON STOCKS
SOUTH KOREA (1.0%)
MACHINERY (1.0%)
    Samsung Heavy Industries Company, Ltd.              48,550   $   367,321
                                                                 -----------

TOTAL SOUTH KOREA                                                    367,321
                                                                 -----------

SPAIN (2.8%)
OIL & GAS (2.8%)
    Repsol YPF SA@                                      40,440     1,028,826
                                                                 -----------

TOTAL SPAIN                                                        1,028,826
                                                                 -----------

SWEDEN (3.2%)
COMMUNICATIONS EQUIPMENT (1.0%)
    Telefonaktiebolaget LM Ericsson@                   120,980       358,896
                                                                 -----------

MACHINERY (2.2%)
    Sandvik AB@                                         21,275       834,531
                                                                 -----------

TOTAL SWEDEN                                                       1,193,427
                                                                 -----------

SWITZERLAND (5.1%)
BANKS (2.2%)
    UBS AG                                              10,044       806,384
                                                                 -----------

INSURANCE (1.0%)
    Swiss Re                                             5,855       390,367
                                                                 -----------

PHARMACEUTICALS (1.9%)
    Novartis AG                                         14,280       697,852
                                                                 -----------

TOTAL SWITZERLAND                                                  1,894,603
                                                                 -----------

TAIWAN (2.4%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.4%)
    Taiwan Semiconductor Manufacturing Company, Ltd.   247,197       411,072
    United Microelectronics Corp. ADR*@                150,200       488,150
                                                                 -----------

TOTAL TAIWAN                                                         899,222
                                                                 -----------

UNITED KINGDOM (22.9%)
BANKS (4.2%)
    HSBC Holdings PLC                                   57,300       918,963
    Royal Bank of Scotland Group PLC                    20,701       625,785
                                                                 -----------
                                                                   1,544,748
                                                                 -----------

COMMERCIAL SERVICES & SUPPLIES (2.5%)
    Capita Group PLC                                    46,548       336,205
    Hays PLC                                           241,325       603,846
                                                                 -----------
                                                                     940,051
                                                                 -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES        VALUE
                                                    ----------   -----------
COMMON STOCKS
UNITED KINGDOM
INDUSTRIAL CONGLOMERATES (0.7%)
    FKI PLC                                            148,419   $   265,749
                                                                 -----------

METALS & MINING (0.9%)
    BHP Billiton PLC                                    26,915       329,935
                                                                 -----------

MULTILINE RETAIL (1.5%)
    Marks & Spencer Group PLC                           87,003       561,638
                                                                 -----------

OIL & GAS (3.2%)
    BP PLC                                              73,475       749,817
    Shell Transportation & Trading Company PLC          48,090       432,527
                                                                 -----------
                                                                   1,182,344
                                                                 -----------

PHARMACEUTICALS (3.8%)
    AstraZeneca PLC                                     16,625       728,220
    GlaxoSmithKline PLC                                 26,340       666,166
                                                                 -----------
                                                                   1,394,386
                                                                 -----------

SPECIALTY RETAIL (1.3%)
    Kingfisher PLC                                     101,940       481,690
                                                                 -----------

TOBACCO (2.1%)
    Imperial Tobacco Group PLC                          27,540       790,108
                                                                 -----------

TRANSPORTATION INFRASTRUCTURE (1.6%)
    BAA PLC                                             54,085       600,707
                                                                 -----------

WIRELESS TELECOMMUNICATION SERVICES (1.1%)
    Vodafone Group PLC                                 157,005       410,930
                                                                 -----------

TOTAL UNITED KINGDOM                                               8,502,286
                                                                 -----------

TOTAL COMMON STOCKS (Cost $29,119,442)                            35,785,033
                                                                 -----------

PREFERRED STOCKS (0.5%)
BRAZIL (0.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
    Telemar Norte Leste SA Class A (Cost $198,562)       7,800       170,315
                                                                 -----------

RIGHTS (0.0%)
BRAZIL (0.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)
    Tele Norte Leste Participacoes SA* (Cost $0)           199           235
                                                                 -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES        VALUE
                                                    ----------   -----------
SHORT-TERM INVESTMENTS (18.1%)
    State Street Navigator Prime Fund@@              5,953,954   $ 5,953,954

                                                       PAR
                                                      (000)
                                                    ----------
    State Street Bank and Trust Co. Euro Time
    Deposit, 1.850%, 5/02/05                        $      765       765,000
                                                                 -----------

TOTAL SHORT-TERM INVESTMENTS (Cost $6,718,954)                     6,718,954
                                                                 -----------

TOTAL INVESTMENTS AT VALUE (115.1%)
    (Cost $36,036,958)                                            42,674,537

LIABILITIES IN EXCESS OF OTHER ASSETS (-15.1%)                    (5,593,720)
                                                                 -----------

NET ASSETS (100.0%)                                              $37,080,817
                                                                 ===========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt

--------------------------------------------------------------------------------
*     Non-income producing security.

@     Security or portion thereof is out on loan.

@@ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES        VALUE
                                                    ----------   -----------
COMMON STOCKS (97.8%)
AEROSPACE & DEFENSE (6.1%)
    Boeing Co.                                           5,500   $   327,360
    L-3 Communications Holdings, Inc.                    3,600       255,492
    United Technologies Corp.                            3,800       386,536
                                                                 -----------
                                                                     969,388
                                                                 -----------

BANKS (6.4%)
    Mellon Financial Corp.                               5,600       155,064
    North Fork Bancorporation, Inc.                     10,750       302,613
    U.S. Bancorp                                         8,100       225,990
    Wachovia Corp.                                       6,600       337,788
                                                                 -----------
                                                                   1,021,455
                                                                 -----------

BEVERAGES (1.4%)
    Coca-Cola Enterprises, Inc.                         10,800       219,240
                                                                 -----------

BIOTECHNOLOGY (2.1%)
    Charles River Laboratories International, Inc.*      3,300       156,321
    Gilead Sciences, Inc.*                               4,800       178,080
                                                                 -----------
                                                                     334,401
                                                                 -----------

BUILDING PRODUCTS (2.3%)
    American Standard Companies, Inc.                    8,200       366,622
                                                                 -----------

CHEMICALS (3.1%)
    Du Pont (E. I.) de Nemours & Co.                     4,500       211,995
    PPG Industries, Inc.                                 4,100       276,955
                                                                 -----------
                                                                     488,950
                                                                 -----------

COMMERCIAL SERVICES & SUPPLIES (1.9%)
    Avery Dennison Corp.                                 2,400       125,640
    Monster Worldwide, Inc.*                             7,400       170,274
                                                                 -----------
                                                                     295,914
                                                                 -----------

COMMUNICATIONS EQUIPMENT (2.2%)
    Cisco Systems, Inc.*                                12,600       217,728
    Qualcomm, Inc.                                       3,700       129,093
                                                                 -----------
                                                                     346,821
                                                                 -----------

COMPUTERS & PERIPHERALS (3.3%)
    Dell, Inc.*                                          4,900       170,667
    EMC Corp.*                                          14,400       188,928
    International Business Machines Corp.                2,200       168,036
                                                                 -----------
                                                                     527,631
                                                                 -----------

DIVERSIFIED FINANCIALS (8.7%)
    Citigroup, Inc.                                     10,549       495,381
    Goldman Sachs Group, Inc.                            2,300       245,617
    JPMorgan Chase & Co.                                 7,700       273,273
    Morgan Stanley                                       6,900       363,078
                                                                 -----------
                                                                   1,377,349
                                                                 -----------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                     SHARES         VALUE
                                                    ----------   -----------
COMMON STOCKS
ELECTRIC UTILITIES (1.7%)
    Dominion Resources, Inc.                             3,600   $   271,440
                                                                 -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
    Broadcom Corp. Class A*                              5,200       155,532
                                                                 -----------

FOOD & DRUG RETAILING (3.0%)
    CVS Corp.                                            9,400       484,852
                                                                 -----------

FOOD PRODUCTS (2.2%)
    Campbell Soup Co.                                    5,500       163,570
    Kellogg Co.                                          4,000       179,800
                                                                 -----------
                                                                     343,370
                                                                 -----------

HEALTHCARE EQUIPMENT & SUPPLIES (1.6%)
    Beckman Coulter, Inc.                                3,900       260,169
                                                                 -----------

HEALTHCARE PROVIDERS & SERVICES (2.2%)
    UnitedHealth Group, Inc.                             3,800       359,138
                                                                 -----------

HOTELS, RESTAURANTS & LEISURE (1.1%)
    McDonald's Corp.                                     5,900       172,929
                                                                 -----------

HOUSEHOLD PRODUCTS (1.2%)
    Kimberly-Clark Corp.                                 3,000       187,350
                                                                 -----------

INDUSTRIAL CONGLOMERATES (7.8%)
    General Electric Co.                                15,400       557,480
    Honeywell International, Inc.                        4,900       175,224
    Textron, Inc.                                        2,200       165,770
    Tyco International, Ltd.                            10,800       338,148
                                                                 -----------
                                                                   1,236,622
                                                                 -----------

INSURANCE (4.6%)
    Allstate Corp.                                       6,700       376,272
    Lincoln National Corp.                               7,900       355,263
                                                                 -----------
                                                                     731,535
                                                                 -----------

MACHINERY (2.8%)
    Caterpillar, Inc.                                    3,400       299,370
    Eaton Corp.                                          2,400       140,760
                                                                 -----------
                                                                     440,130
                                                                 -----------

MEDIA (5.2%)
    Gannett Company, Inc.                                4,200       323,400
    Viacom, Inc. Class B                                 7,700       266,574
    Walt Disney Co.                                      8,800       232,320
                                                                 -----------
                                                                     822,294
                                                                 -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES        VALUE
                                                    ----------   -----------
COMMON STOCKS
MULTILINE RETAIL (2.8%)
    J.C. Penney Company, Inc.                            3,300   $   156,453
    May Department Stores Co.                            8,300       291,164
                                                                 -----------
                                                                     447,617
                                                                 -----------

OIL & GAS (8.6%)
    Apache Corp.                                         3,900       219,531
    Burlington Resources, Inc.                           6,500       315,965
    Exxon Mobil Corp.                                   10,500       598,815
    Pioneer Natural Resources Co.                        5,700       231,762
                                                                 -----------
                                                                   1,366,073
                                                                 -----------

PHARMACEUTICALS (5.0%)
    Hospira, Inc.*                                       4,700       157,685
    Johnson & Johnson                                    4,300       295,109
    Medco Health Solutions, Inc.*                        3,500       178,395
    Wyeth                                                3,800       170,772
                                                                 -----------
                                                                     801,961
                                                                 -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.6%)
    Intel Corp.                                         10,700       251,664
                                                                 -----------

SOFTWARE (5.1%)
    Adobe Systems, Inc.                                  2,600       154,622
    Electronic Arts, Inc.*                               4,600       245,594
    Microsoft Corp.                                     16,224       410,467
                                                                 -----------
                                                                     810,683
                                                                 -----------

SPECIALTY RETAIL (2.8%)
    Ross Stores, Inc.                                    9,000       240,480
    TJX Companies, Inc.                                  9,200       208,380
                                                                 -----------
                                                                     448,860
                                                                 -----------

TOTAL COMMON STOCKS (Cost $14,145,862)                            15,539,990
                                                                 -----------

                                                       PAR
                                                      (000)
                                                    ----------
SHORT-TERM INVESTMENT (2.2%)
    State Street Bank and Trust Co. Euro Time
    Deposit, 1.850%, 5/02/05 (Cost $344,000)        $      344       344,000
                                                                 -----------

TOTAL INVESTMENTS AT VALUE (100.0%)
    (Cost $14,489,862)                                            15,883,990

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                           2,734
                                                                 -----------

NET ASSETS (100.0%)                                              $15,886,724
                                                                 ===========

--------------------------------------------------------------------------------
*     Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES        VALUE
                                                    ----------   -----------
COMMON STOCKS (98.1%)
AEROSPACE & DEFENSE (7.2%)
    Boeing Co.                                           2,100   $   124,992
    L-3 Communications Holdings, Inc.                    2,800       198,716
    Precision Castparts Corp.                            1,000        73,660
    United Technologies Corp.                            1,700       172,924
                                                                 -----------
                                                                     570,292
                                                                 -----------

AUTO COMPONENTS (1.0%)
    Autoliv, Inc.                                        1,800        79,650
                                                                 -----------

BIOTECHNOLOGY (6.0%)
    Genentech, Inc.*                                     1,800       127,692
    Genzyme Corp.*                                       2,300       134,803
    Gilead Sciences, Inc.*                               3,300       122,430
    Martek Biosciences Corp.*                            1,300        49,751
    Neurocrine Biosciences, Inc.*                        1,100        38,456
                                                                 -----------
                                                                     473,132
                                                                 -----------

CHEMICALS (6.1%)
    Crompton Corp.                                       6,100        85,705
    Du Pont (E. I.) de Nemours & Co.                     4,200       197,862
    Monsanto Co.                                         3,300       193,446
                                                                 -----------
                                                                     477,013
                                                                 -----------

COMMUNICATIONS EQUIPMENT (5.0%)
    Comverse Technology, Inc.*                           6,600       150,414
    Corning, Inc.*                                       9,700       133,375
    Qualcomm, Inc.                                       3,100       108,159
                                                                 -----------
                                                                     391,948
                                                                 -----------

COMPUTERS & PERIPHERALS (4.5%)
    Avid Technology, Inc.*                               1,800        89,118
    NCR Corp.*                                           5,800       191,400
    Sun Microsystems, Inc.*                             19,800        71,874
                                                                 -----------
                                                                     352,392
                                                                 -----------

DIVERSIFIED FINANCIALS (2.4%)
    Capital One Financial Corp.                          2,700       191,403
                                                                 -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.8%)
    Broadcom Corp. Class A*                              3,100        92,721
    PerkinElmer, Inc.                                    2,000        37,000
    Roper Industries, Inc.                               1,300        87,971
                                                                 -----------
                                                                     217,692
                                                                 -----------

ENERGY EQUIPMENT & SERVICES (1.1%)
    Smith International, Inc.                            1,000        58,180
    Weatherford International, Ltd.*                       600        31,290
                                                                 -----------
                                                                      89,470
                                                                 -----------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES        VALUE
                                                    ----------   -----------
COMMON STOCKS
FOOD & DRUG RETAILING (2.9%)
    CVS Corp.                                            2,300   $   118,634
    Whole Foods Market, Inc.                             1,100       109,692
                                                                 -----------
                                                                     228,326
                                                                 -----------

FOOD PRODUCTS (2.2%)
    Campbell Soup Co.                                    2,800        83,272
    Wm. Wrigley Jr. Co.                                  1,300        89,869
                                                                 -----------
                                                                     173,141
                                                                 -----------

HEALTHCARE EQUIPMENT & SUPPLIES (3.8%)
    Dade Behring Holdings, Inc.*                         2,500       154,175
    Guidant Corp.                                        1,100        81,488
    St. Jude Medical, Inc.*                              1,700        66,351
                                                                 -----------
                                                                     302,014
                                                                 -----------

HEALTHCARE PROVIDERS & SERVICES (4.5%)
    Aetna, Inc.                                            800        58,696
    LifePoint Hospitals, Inc.*                           1,700        75,565
    UnitedHealth Group, Inc.                               600        56,706
    WellPoint, Inc.*                                     1,300       166,075
                                                                 -----------
                                                                     357,042
                                                                 -----------

HOTELS, RESTAURANTS & LEISURE (3.4%)
    Harrah's Entertainment, Inc.                         1,200        78,744
    Starbucks Corp.*                                     2,300       113,896
    Starwood Hotels & Resorts Worldwide, Inc.            1,400        76,076
                                                                 -----------
                                                                     268,716
                                                                 -----------

HOUSEHOLD DURABLES (1.4%)
    Sony Corp. ADR                                       2,900       106,459
                                                                 -----------

HOUSEHOLD PRODUCTS (3.6%)
    Kimberly-Clark Corp.                                 1,100        68,695
    Procter & Gamble Co.                                 4,000       216,600
                                                                 -----------
                                                                     285,295
                                                                 -----------

INDUSTRIAL CONGLOMERATES (4.0%)
    General Electric Co.                                 3,800       137,560
    Tyco International, Ltd.                             5,600       175,336
                                                                 -----------
                                                                     312,896
                                                                 -----------

INSURANCE (2.7%)
    AMBAC Financial Group, Inc.                          1,300        86,905
    American International Group, Inc.                   2,500       127,125
                                                                 -----------
                                                                     214,030
                                                                 -----------

INTERNET SOFTWARE & SERVICES (4.3%)
    VeriSign, Inc.*                                      5,600       148,176
    Yahoo!, Inc.*                                        5,600       193,256
                                                                 -----------
                                                                     341,432
                                                                 -----------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES         VALUE
                                                    ----------   -----------

COMMON STOCKS
IT CONSULTING & SERVICES (0.4%)
    NAVTEQ Corp.*                                          900   $    32,778
                                                                 -----------

MEDIA (5.4%)
    E.W. Scripps Co. Class A                             1,700        86,581
    Getty Images, Inc.*                                  1,400       100,170
    News Corp. Class A                                   4,954        75,697
    Time Warner, Inc.*                                   6,800       114,308
    XM Satellite Radio Holdings, Inc. Class A*           1,700        47,158
                                                                 -----------
                                                                     423,914
                                                                 -----------

METALS & MINING (1.4%)
    Newmont Mining Corp.                                 3,000       113,910
                                                                 -----------

MULTILINE RETAIL (1.0%)
    Dollar General Corp.                                 3,800        77,330
                                                                 -----------

OIL & GAS (2.1%)
    Forest Oil Corp.*                                    1,000        38,530
    XTO Energy, Inc.*                                    4,200       126,714
                                                                 -----------
                                                                     165,244
                                                                 -----------

PHARMACEUTICALS (10.3%)
    Johnson & Johnson                                    3,700       253,931
    Medco Health Solutions, Inc.*                        1,700        86,649
    Pfizer, Inc.                                         2,900        78,793
    Schering-Plough Corp.                                7,700       160,699
    Sepracor, Inc.*                                      2,500       149,800
    Wyeth                                                1,800        80,892
                                                                 -----------
                                                                     810,764
                                                                 -----------

SOFTWARE (6.7%)
    Activision, Inc.*                                    3,600        52,056
    Macromedia, Inc.*                                    4,500       178,245
    Microsoft Corp.                                      9,600       242,880
    Oracle Corp.*                                        4,500        52,020
                                                                 -----------
                                                                     525,201
                                                                 -----------

SPECIALTY RETAIL (1.9%)
    Office Depot, Inc.*                                  3,700        72,446
    The Gap, Inc.                                        3,600        76,860
                                                                 -----------
                                                                     149,306
                                                                 -----------

TOTAL COMMON STOCKS (Cost $7,286,540)                              7,730,790
                                                                 -----------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                       PAR
                                                      (000)         VALUE
                                                    ----------   -----------
SHORT-TERM INVESTMENT (2.3%)
    State Street Bank and Trust Co. Euro Time
     Deposit, 1.850%, 5/02/05 (Cost $184,000)       $      184   $   184,000
                                                                 -----------

TOTAL INVESTMENTS AT VALUE (100.4%)
    (Cost $7,470,540)                                              7,914,790

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)                        (31,861)
                                                                 -----------

NET ASSETS (100.0%)                                              $ 7,882,929
                                                                 ===========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt

--------------------------------------------------------------------------------
*     Non-income producing security.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES         VALUE
                                                    ----------   -----------
COMMON STOCKS (92.7%)
BIOTECHNOLOGY (9.9%)
    Martek Biosciences Corp.*@                             600   $    22,962
    Neurocrine Biosciences, Inc.*                          900        31,464
    Rigel Pharmaceuticals, Inc.*@                        2,800        48,020
                                                                 -----------
                                                                     102,446
                                                                 -----------

COMMERCIAL SERVICES & SUPPLIES (4.4%)
    Greenfield Online, Inc.*@                            2,500        45,050
                                                                 -----------

COMPUTERS & PERIPHERALS (5.7%)
    Avid Technology, Inc.*                                 700        34,657
    Sigma Designs, Inc.*                                 3,200        24,480
                                                                 -----------
                                                                      59,137
                                                                 -----------

ENERGY EQUIPMENT & SERVICES (5.4%)
    National Oilwell Varco, Inc.*                        1,400        55,636
                                                                 -----------

HEALTHCARE PROVIDERS & SERVICES (3.8%)
    Centene Corp.*                                       1,400        38,990
                                                                 -----------

HOTELS, RESTAURANTS & LEISURE (3.9%)
    Great Wolf Resorts, Inc.*                            1,900        40,327
                                                                 -----------

INTERNET & CATALOG RETAIL (2.7%)
    Alloy, Inc.*                                         6,100        28,243
                                                                 -----------

INTERNET SOFTWARE & SERVICES (9.0%)
    Digitas, Inc.*                                       4,900        48,853
    Openwave Systems, Inc.*@                             3,300        44,187
                                                                 -----------
                                                                      93,040
                                                                 -----------

MEDIA (7.9%)
    aQuantive, Inc.*@                                    4,100        45,510
    Lions Gate Entertainment Corp.*@                     3,800        36,708
                                                                 -----------
                                                                      82,218
                                                                 -----------

METALS & MINING (2.3%)
    GrafTech International, Ltd.*                        6,200        23,622
                                                                 -----------

OIL & GAS (5.5%)
    Denbury Resources, Inc.*                             1,800        57,132
                                                                 -----------

PHARMACEUTICALS (7.2%)
    Medicines Co.*                                       1,900        40,565
    Medicis Pharmaceutical Corp. Class A                 1,200        33,720
                                                                 -----------
                                                                      74,285
                                                                 -----------

REAL ESTATE (4.1%)
    HouseValues, Inc.*@                                  3,300        42,933
                                                                 -----------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES        VALUE
                                                    ----------   -----------
COMMON STOCKS
SEMICONDUCTOR EQUIPMENT & PRODUCTS (12.7%)
    FormFactor, Inc.*@                                     500   $    11,420
    Genesis Microchip, Inc.*@                            3,800        54,378
    Tessera Technologies, Inc.*                          1,400        37,184
    Trident Microsystems, Inc.*@                         1,700        28,951
                                                                 -----------
                                                                     131,933
                                                                 -----------

SOFTWARE (8.2%)
    Activision, Inc.*                                    1,733        25,064
    Macromedia, Inc.*                                    1,500        59,415
                                                                 -----------
                                                                      84,479
                                                                 -----------

TOTAL COMMON STOCKS (Cost $915,430)                                  959,471
                                                                 -----------

SHORT-TERM INVESTMENTS (29.9%)
    State Street Navigator Prime Fund@@
       (Cost $309,424)                                 309,424       309,424
                                                                 -----------

TOTAL INVESTMENTS AT VALUE (122.6%)
    (Cost $1,224,854)                                              1,268,895

LIABILITIES IN EXCESS OF OTHER ASSETS (-22.6%)                      (234,235)
                                                                 -----------

NET ASSETS (100.0%)                                              $ 1,034,660
                                                                 ===========

--------------------------------------------------------------------------------
*     Non-income producing security.

@     Security or portion thereof is out on loan.

@@ Represents security purchased with cash collateral received for securities on loan.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


      PAR                                                              RATINGS+
     (000)                                                           (S&P/MOODY'S)     MATURITY       RATE%         VALUE
   ---------                                                        ---------------    ---------    ---------   -------------
CORPORATE BONDS (23.8%)
AEROSPACE & DEFENSE (0.7%)
   $      65   Goodrich Corp., Notes                                 (BBB- , Baa3)      04/15/08        7.500   $      70,629
                                                                                                                -------------

BANKS (1.1%)
          40   Bank of America Corp., Global Notes                    (AA- , Aa2)       10/01/10        4.250          39,694
          25   Bank of America Corp., Rule 144A, Company
                 Guaranteed Notes
                 (Callable 12/31/06 @ $104.04) ++                      (A , Aa3)        12/31/26        8.070          27,382
          25   Key Bank NA, Subordinated Notes                         (A- , A2)        07/01/14        5.800          26,594
          20   National City Bank, Series BKNT, Notes                 (A+ , Aa3)        08/01/09        4.150          19,885
                                                                                                                -------------
                                                                                                                      113,555
                                                                                                                -------------

CHEMICALS (0.2%)
          25   Lubrizol Corp., Senior Notes                          (BB+ , Baa3)       10/01/09        4.625          24,803
                                                                                                                -------------

COMMERCIAL SERVICES (1.5%)
          45   Cendant Corp., Units                                  (BBB , Baa1)       08/17/06        4.890          45,022
          15   Erac USA Finance Co., Rule 144A, Notes ++             (BBB+ , Baa1)      05/15/06        6.625          15,302
          90   Steelcase, Inc., Global Senior Notes                  (BBB- , Ba1)       11/15/06        6.375          91,776
                                                                                                                -------------
                                                                                                                      152,100
                                                                                                                -------------

DIVERSIFIED FINANCIALS (6.4%)
          20   Capital One Financial Corp., Senior Notes             (BBB- , Baa3)      05/17/07        4.738          20,199
          50   Citigroup, Inc., Global Subordinated Notes             (A+ , Aa2)        09/15/14        5.000          50,424
          40   Ford Motor Credit Co., Global Notes                    (BB+ , A3)        01/25/07        6.500          40,012
          50   Ford Motor Credit Co., Global Notes @                  (BB+ , A3)        01/15/10        5.700          45,236
          15   Ford Motor Credit Co., Global Notes @                  (BB+ , A3)        10/01/13        7.000          13,520
          20   General Electric Capital Corp., Global Notes           (AAA , Aaa)       03/04/15        4.875          20,083
          50   General Electric Capital Corp., Series MTNA,
                 Global Notes                                         (AAA , Aaa)       06/15/12        6.000          53,830
          25   General Motors Acceptance Corp., Global Bonds          (BB , Baa2)       11/01/31        8.000          21,087
          35   Goldman Sachs Group, Inc., Global Notes                (A+ , Aa3)        01/15/15        5.125          35,020
          55   Household Finance Corp., Global Notes @                 (A , A1)         12/15/08        4.125          54,412
          15   JPMorgan Chase & Co., Global Notes                     (A+ , Aa3)        03/01/15        4.750          14,773
          35   MBNA America Bank, Rule 144A, Subordinated
                 Notes ++                                            (BBB , Baa2)       03/15/08        6.750          37,139
          14   Merey Sweeny L.P., Rule 144A, Senior Notes ++          (NR , Baa3)       12/18/19        8.850          16,096
          30   Merrill Lynch & Company, Inc., Series MTNC,
                 Global Notes @                                       (A+ , Aa3)        01/15/15        5.000          30,101
         125   OMX Timber Finance Investment LLC, Rule 144A,
                 Company Guaranteed Notes
                 (Callable 10/31/19 @ $100.00) ++#                    (A+ , Aa3)        01/29/20        5.420         126,039
          60   SLM Corp., Series MTNA, Notes                           (A , A2)         01/15/09        4.000          59,319
                                                                                                                -------------
                                                                                                                      637,290
                                                                                                                -------------

ELECTRIC (2.8%)
          17   American Electric Power Company, Inc., Series A,
                 Global Notes                                        (BBB , Baa3)       05/15/06        6.125          17,378
          40   Cincinnati Gas & Electric Co., Notes                  (BBB , Baa1)       09/15/12        5.700          42,137
          15   Dominion Resources, Inc., Series A, Notes             (BBB+ , Baa1)      11/15/06        3.660          14,916


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


      PAR                                                               RATINGS+
     (000)                                                            (S&P/MOODY'S)    MATURITY       RATE%         VALUE
   ---------                                                        ---------------    ---------    ---------   -------------
CORPORATE BONDS
ELECTRIC
   $      25   FPL Group Capital, Inc., Notes                          (A- , A2)        02/16/07        4.086   $      24,971
          25   Oklahoma Gas & Electric Co., Bonds
                 (Callable 08/01/14 @ $103.25)                        (BBB+ , A2)       08/01/34        6.500          26,983
          20   Old Dominion Electric Cooperative., Series A,
                 Secured Notes                                        (AAA , Aaa)       06/01/11        6.250          21,852
          20   Pacific Gas & Electric Co., First Mortgage Notes      (BBB , Baa1)       03/01/34        6.050          21,446
          25   PacifiCorp, First Mortgage Notes @                      (A- , A3)        11/15/11        6.900          28,169
          30   Pinnacle West Capital Corp., Senior Notes
                 (Callable 05/01/05 @ $100.00) #                     (BBB- , Baa2)      11/01/05        3.543          30,000
          50   TXU Corp., Rule 144A, Notes ++                        (BBB- , Ba1)       11/15/24        6.500          49,487
                                                                                                                -------------
                                                                                                                      277,339
                                                                                                                -------------

ENVIRONMENTAL CONTROL (0.1%)
          10   Waste Management, Inc., Global Company
                 Guaranteed Notes                                    (BBB , Baa3)       05/15/32        7.750          12,524
                                                                                                                -------------

FOOD (0.7%)
          30   ConAgra Foods, Inc., Notes @                          (BBB+ , Baa1)      09/15/11        6.750          33,438
          30   ConAgra Foods, Inc., Notes @                          (BBB+ , Baa1)      09/15/30        8.250          41,183
                                                                                                                -------------
                                                                                                                       74,621
                                                                                                                -------------

GAS (0.4%)
          35   Sempra Energy, Notes                                  (BBB+ , Baa1)      12/01/05        6.950          35,617
                                                                                                                -------------

HOME BUILDERS (0.2%)
          25   Pulte Homes, Inc., Notes @                            (BBB- , Baa3)      02/15/35        6.000          23,375
                                                                                                                -------------

INSURANCE (1.8%)
          75   American International Group, Inc., Global Notes #@    (AA+ , Aaa)       05/15/13        4.250          71,331
          50   Berkshire Hathaway Finance Corp., Rule 144A,
                 Senior Notes ++                                      (AAA , Aaa)       01/15/10        4.125          49,332
          40   Nationwide Mutual Insurance Co., Rule 144A, Bonds
                 (Callable 04/15/14 @ $100.00) ++                      (A- , A2)        04/15/34        6.600          41,180
          20   Progressive Corp., Senior Notes                         (A+ , A1)        12/01/32        6.250          22,327
                                                                                                                -------------
                                                                                                                      184,170
                                                                                                                -------------

INVESTMENT COMPANY (0.3%)
          25   Frank Russell Co., Rule 144A, Company Guaranteed
                 Notes ++                                             (AAA , Aa1)       01/15/09        5.625          26,310
                                                                                                                -------------

MEDIA (1.9%)
          16   Comcast Cable Communications Holdings, Inc.,
                 Global Company Guaranteed Notes                     (BBB , Baa2)       03/15/13        8.375          19,453
          55   Comcast Cable Communications, Inc., Senior Notes      (BBB , Baa2)       01/30/11        6.750          60,441
          15   Cox Communications, Inc., Notes                       (BBB- , Baa3)      06/15/05        6.875          15,050
          30   News America Holdings, Inc., Company
                 Guaranteed Notes                                    (BBB- , Baa3)      02/01/13        9.250          37,925
          20   News America, Inc., Company Guaranteed Notes          (BBB- , Baa3)      11/30/28        7.625          23,647


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


      PAR                                                              RATINGS+
     (000)                                                           (S&P/MOODY'S)     MATURITY       RATE%         VALUE
   ---------                                                        ---------------    ---------    ---------   -------------
CORPORATE BONDS
MEDIA
   $      20   Time Warner, Inc., Global Company Guaranteed Notes    (BBB+ , Baa1)      04/15/31        7.625   $      24,449
           5   Time Warner, Inc., Global Notes                       (BBB+ , Baa1)      05/01/12        6.875           5,576
                                                                                                                -------------
                                                                                                                      186,541
                                                                                                                -------------

MINING (0.4%)
          40   Phelps Dodge Corp., Senior Notes                      (BBB , Baa2)       03/15/34        6.125          41,721
                                                                                                                -------------

MISCELLANEOUS MANUFACTURING (0.5%)
          50   Textron, Inc., Senior Notes                             (A- , A3)        08/01/10        4.500          49,888
                                                                                                                -------------

OIL & GAS (1.4%)
          35   Amerada Hess Corp., Notes                             (BBB- , Ba1)       08/15/31        7.300          40,132
          50   Enterprise Products Operating LP, Series B, Global
                 Senior Notes                                        (BB+ , Baa3)       10/15/34        6.650          52,571
          25   Pemex Project Funding Master Trust, Rule 144A,
                 Company Guaranteed Notes ++#                        (BBB , Baa1)       06/15/10        4.310          25,788
          25   XTO Energy, Inc., Notes                               (BBB- , Baa3)      06/30/15        5.300          25,298
                                                                                                                -------------
                                                                                                                      143,789
                                                                                                                -------------

PIPELINES (0.3%)
          25   Kinder Morgan Energy Partners LP, Notes               (BBB+ , Baa1)      11/15/14        5.125          24,888
                                                                                                                -------------

REAL ESTATE (0.3%)
          30   EOP Operating LP, Notes                               (BBB+ , Baa2)      10/01/10        4.650          29,586
                                                                                                                -------------

RETAIL (0.6%)
          50   Target Corp., Notes                                     (A+ , A2)        08/15/10        7.500          57,341
                                                                                                                -------------

TELECOMMUNICATIONS (2.2%)
          25   ALLTEL Corp., Notes                                     (A , A2)         05/17/07        4.656          25,225
          20   Motorola, Inc., Notes @                               (BBB , Baa3)       11/16/07        4.608          20,153
          10   New Cingular Wireless Services, Inc., Global
                 Senior Notes                                         (A , Baa2)        03/01/31        8.750          13,679
          20   SBC Communications, Inc., Global Notes                  (A , A2)         09/15/14        5.100          20,046
          20   Sprint Capital Corp., Global Company
                 Guaranteed Notes                                    (BBB- , Baa3)      01/30/11        7.625          22,602
          55   Sprint Capital Corp., Global Company
                 Guaranteed Notes                                    (BBB- , Baa3)      03/15/32        8.750          74,185
          40   Verizon Wireless Capital LLC, Global Notes              (A+ , A3)        12/15/06        5.375          40,822
                                                                                                                -------------
                                                                                                                      216,712
                                                                                                                -------------

TOTAL CORPORATE BONDS (Cost $2,363,624)                                                                             2,382,799
                                                                                                                -------------

ASSET BACKED SECURITIES (8.8%)
          27   Ameriquest Mortgage Securities, Inc.,
                 Series 2003-AR2, Class A4 #                          (AAA , Aaa)       05/25/33        3.370          27,100
           0   Capital Auto Receivables Asset Trust,
                 Series 2002-5, Class A3B #(1)                        (AAA , Aaa)       04/17/06        2.300             266


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


      PAR                                                              RATINGS+
     (000)                                                           (S&P/MOODY'S)     MATURITY       RATE%         VALUE
   ---------                                                        ---------------    ---------    ---------   -------------
ASSET BACKED SECURITIES
   $      43   Carmax Auto Owner Trust, Series 2001-2, Class A4 #     (AAA , Aaa)       12/15/06        3.940   $      42,770
          22   Countrywide Asset-Backed Certificates,
                 Series 2003-BC1, Class A1 #                          (AAA , Aaa)       03/25/33        3.420          21,800
          33   Countrywide Home Equity Loan Trust, Series 2002-C,
                 Class A #                                            (AAA , Aaa)       05/15/28        3.194          33,324
          75   DaimlerChrysler Auto Trust, Series 2004-B, Class A4    (AAA , Aaa)       10/08/09        3.710          74,332
          50   First Franklin Mortgage Loan Asset-Backed
                 Certificates, Series 2005-FF5, Class A2B #           (AAA , Aaa)       03/25/35        3.290          50,000
         100   Ford Credit Auto Owner Trust, Series 2003-A,
                 Class A4B #                                          (AAA , Aaa)       06/15/07        3.044         100,062
         105   GE Capital Credit Card Master Note Trust,
                 Series 2004-2, Class A #                             (AAA , Aaa)       09/15/10        2.994         105,088
          19   Greenpoint Home Equity Loan Trust, Series 2003-1,
                 Class A #                                            (AAA , Aaa)       04/15/29        3.224          18,795
          50   Honda Auto Receivables Owner Trust, Series 2003-1,
                 Class A4 #                                           (AAA , Aaa)       07/18/08        2.480          49,328
          35   Ixis Real Estate Capital Trust, Series 2005-HE2,
                 Class M1 #                                           (AA , Aa1)        09/25/35        3.494          35,000
         125   MBNA Credit Card Master Note Trust, Series 2002-A4,
                 Class A4 #                                           (AAA , Aaa)       08/17/09        3.064         125,307
          40   Residential Asset Mortgage Products, Inc.,
                 Series 2003-RS3, Class AI2                           (AAA , Aaa)       03/25/29        3.380          39,589
          56   SLM Student Loan Trust, Series 2000-1, Class A2L #     (AAA , Aaa)       01/25/13        2.880          55,817
          84   SLM Student Loan Trust, Series 2003-1, Class A2 #      (AAA , Aaa)       06/17/13        3.050          84,017
          18   Vanderbilt Mortgage Finance, Series 1998-C,
                 Class 1B1                                           (BBB , Baa1)       02/07/15        6.970          18,240
                                                                                                                -------------
TOTAL ASSET BACKED SECURITIES (Cost $882,089)                                                                         880,835
                                                                                                                -------------

MORTGAGE-BACKED SECURITIES (48.3%)
          90   Bank of America Commercial Mortgage, Inc.,
                 Series 2005-1, Class A5                              (AAA , Aaa)       11/10/42        4.976          92,286
          70   Bear Stearns Commercial Mortgage Securities, Inc.,
                 Series 2005-T18, Class A4                            (AAA , Aaa)       02/13/42        4.933          70,315
          85   Fannie Mae Global Bonds                                (AAA , Aaa)       11/15/30        6.625         105,151
          50   Fannie Mae Global Notes                                (AAA , Aaa)       11/15/10        6.625          55,685
          75   Fannie Mae Pool #254372                                (AAA , Aaa)       07/01/17        6.000          77,799
          77   Fannie Mae Pool #636884 ++++++                         (AAA , Aaa)       04/01/32        6.500          80,381
          82   Fannie Mae Pool #703337                                (AAA , Aaa)       04/01/33        5.500          83,253
          48   Fannie Mae Pool #713667                                (AAA , Aaa)       07/01/33        5.000          47,588
          50   Fannie Mae Pool #721796                                (AAA , Aaa)       06/01/18        4.500          49,454
         192   Fannie Mae Pool #725231                                (AAA , Aaa)       02/01/34        5.000         190,612
         118   Fannie Mae Pool #725248                                (AAA , Aaa)       03/01/34        5.000         117,394
          84   Fannie Mae Pool #725277                                (AAA , Aaa)       03/01/19        4.500          83,319
         185   Fannie Mae Pool #735196 #                              (AAA , Aaa)       11/01/34        4.071         184,443
          48   Fannie Mae Pool #741384                                (AAA , Aaa)       09/01/18        4.000          47,038
          81   Fannie Mae Pool #743364                                (AAA , Aaa)       10/01/33        5.500          81,782
         165   Fannie Mae Pool #758789                                (AAA , Aaa)       12/01/33        5.500         166,396
         114   Fannie Mae Pool #761831                                (AAA , Aaa)       08/01/33        5.500         115,103
          76   Fannie Mae Pool #767184                                (AAA , Aaa)       02/01/19        5.500          78,236


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


      PAR                                                              RATINGS+
     (000)                                                           (S&P/MOODY'S)     MATURITY       RATE%         VALUE
   ---------                                                        ---------------    ---------    ---------   -------------
MORTGAGE-BACKED SECURITIES
   $     104   Fannie Mae Pool #770154                                (AAA , Aaa)       04/01/34        5.000   $     103,070
         120   Fannie Mae Pool #772297                                (AAA , Aaa)       03/01/34        5.500         121,149
          89   Fannie Mae Pool #775174                                (AAA , Aaa)       05/01/19        4.500          88,306
          81   Fannie Mae Pool #776327                                (AAA , Aaa)       04/01/34        5.000          80,807
         144   Fannie Mae Pool #790724                                (AAA , Aaa)       09/01/34        5.500         145,353
          91   Fannie Mae Pool #794268                                (AAA , Aaa)       09/01/34        6.500          94,979
          64   Fannie Mae Pool #794821                                (AAA , Aaa)       10/01/34        7.000          67,380
          88   Fannie Mae Pool #796906                                (AAA , Aaa)       11/01/34        7.000          92,909
         100   Federal Home Loan Bank Global Bonds                    (AAA , Aaa)       06/18/14        5.250         105,249
          55   FNMA TBA                                               (AAA , Aaa)       05/02/20        5.000          55,383
         170   FNMA TBA                                               (AAA , Aaa)       05/02/35        5.000         167,941
         245   FNMA TBA                                               (AAA , Aaa)       05/02/35        5.500         247,373
         400   FNMA TBA                                               (AAA , Aaa)       05/02/35        6.000         410,563
         145   Freddie Mac Global Notes                               (AAA , Aaa)       11/15/13        4.875         148,725
          95   Freddie Mac Global Subordinated Notes                  (AAA , Aaa)       03/21/11        5.875         101,471
          90   Freddie Mac Pool #A24892                               (AAA , Aaa)       07/01/34        6.000          92,124
          89   Freddie Mac Pool #A26682                               (AAA , Aaa)       09/01/34        6.000          91,343
          44   Freddie Mac Pool #B11354                               (AAA , Aaa)       12/01/18        5.000          44,298
          87   Freddie Mac Pool #B13889                               (AAA , Aaa)       04/01/19        4.000          84,391
         104   Freddie Mac Pool #N31151 ++++                          (AAA , Aaa)       10/01/34        5.000         104,221
          60   Freddie Mac Remic, Series R001, Class AE               (AAA , Aaa)       04/15/15        4.375          59,858
          93   Ginnie Mae Pool #3666                                  (AAA , Aaa)       01/20/35        6.000          95,661
         100   GNMA TBA                                               (AAA , Aaa)       05/02/35        5.000          99,812
         100   GS Mortgage Securities Corp. II, Series 2004-GG2,
                 Class A4                                             (AAA , Aaa)       08/10/38        4.964         101,649
          57   JPMorgan Chase Commercial Mortgage Securities
                 Corp., Series 2004-CB9, Class A1 #                   (AAA , Aaa)       06/12/41        3.475          56,439
          96   LB-UBS Commercial Mortgage Trust, Series 2004-C1,
                 Class A1                                             (AAA , Aaa)       01/15/29        2.964          92,551
         150   Merrill Lynch Mortgage Trust, Series 2005-MKB2,
                 Class A4 #                                           (AAA , Aaa)       09/12/42        5.204         153,410
                                                                                                                -------------

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,814,490)                                                                  4,832,650
                                                                                                                -------------

FOREIGN BONDS (8.4%)
ASSET BACKED SECURITIES (1.0%)
         100   Pure Mortgages, Series 2004-1A, Class A (Ireland) #    (AAA , Aaa)       02/28/34        2.932         100,000
                                                                                                                -------------

BEVERAGES (0.6%)
          25   Diageo Capital PLC, Global Notes (United Kingdom)       (A , A2)         05/03/10        4.375          24,878
          35   Diageo Finance BV, Global Company Guaranteed
                 Notes (Netherlands)                                   (A , A2)         04/01/11        3.875          34,112
                                                                                                                -------------
                                                                                                                       58,990
                                                                                                                -------------
CHEMICALS (0.2%)
          15   Methanex Corp., Yankee Notes (Canada)                 (BBB- , Ba1)       08/15/05        7.750          15,225
                                                                                                                -------------

ELECTRIC (0.2%)
          20   Compania Nacional de Transmision Electrica SA,
                 Global Senior Notes (Chile)                          (A- , Baa1)       04/15/11        7.875          22,801
                                                                                                                -------------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


      PAR                                                              RATINGS+
     (000)                                                           (S&P/MOODY'S)     MATURITY       RATE%        VALUE
   ---------                                                        ---------------    ---------    ---------   -------------
FOREIGN BONDS
HOLDING COMPANIES-DIVERSIFIED (0.6%)
   $      55   Pacificorp Australia, Rule 144A, Bonds (Australia) ++  (AAA , Aaa)       01/15/08        6.150   $      57,726
                                                                                                                -------------

INSURANCE (0.2%)
          20   Everest Reinsurance Holdings, Notes (Bermuda) @         (A- , A3)        10/15/14        5.400          20,231
                                                                                                                -------------

MEDIA (0.3%)
          25   Thomson Corp., Global Notes (Canada)                    (A- , A3)        01/05/12        6.200          27,142
                                                                                                                -------------

MISCELLANEOUS MANUFACTURING (0.2%)
          20   Tyco International Group SA, Yankee Company
                 Guaranteed Notes (Luxembourg)                       (BBB , Baa3)       10/15/11        6.375          21,702
                                                                                                                -------------

OIL & GAS (0.4%)
          10   Canadian Natural Resources, Ltd.,
                 Yankee Notes (Canada)                               (BBB+ , Baa1)      07/15/11        6.700          11,003
          25   Nexen, Inc., Yankee Notes (Canada)                    (BBB- , Baa2)      03/10/35        5.875          24,182
                                                                                                                -------------
                                                                                                                       35,185
                                                                                                                -------------

PIPELINES (0.1%)
          15   Trans-Canada Pipelines, Ltd., Yankee Bonds (Canada)     (A- , A2)        01/15/15        4.875          15,053
                                                                                                                -------------

SOVEREIGN (4.3%)
         470   Government of New Zealand, Bonds (New Zealand)         (AAA , Aaa)       04/15/15        6.000         348,579
          25   United Mexican States, Global Notes (Mexico)          (BBB , Baa1)       12/30/19        8.125          29,337
          20   United Mexican States, Global Notes (Mexico)          (BBB , Baa1)       04/08/33        7.500          21,700
          30   United Mexican States, Series MTN,
                 Global Notes (Mexico)                               (BBB , Baa1)       01/16/13        6.375          31,365
                                                                                                                -------------
                                                                                                                      430,981
                                                                                                                -------------

TELECOMMUNICATIONS (0.3%)
          25   Deutsche Telekom International Finance BV, Global
                 Company Guaranteed Notes (Netherlands) #             (A- , Baa1)       06/15/30        8.750          33,601
                                                                                                                -------------

TOTAL FOREIGN BONDS (Cost $812,635)                                                                                   838,637
                                                                                                                -------------

UNITED STATES TREASURY OBLIGATIONS (6.9%)
          95   United States Treasury Bonds ^^                        (AAA , Aaa)       02/15/23        7.125         124,057
          97   United States Treasury Bonds ++++                      (AAA , Aaa)       01/15/25        2.375         105,570
          14   United States Treasury Notes ++++                      (AAA , Aaa)       09/30/06        2.500          13,806
          10   United States Treasury Notes ++++                      (AAA , Aaa)       02/15/08        3.375           9,915
         190   United States Treasury Notes ++++                      (AAA , Aaa)       04/15/10        4.000         190,935
          97   United States Treasury Notes ++++                      (AAA , Aaa)       07/15/14        2.000         100,309
         150   United States Treasury Notes ++++                      (AAA , Aaa)       02/15/15        4.000         147,615
                                                                                                                -------------

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $676,231)                                                              692,207
                                                                                                                -------------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


      PAR                                                              RATINGS+
     (000)                                                           (S&P/MOODY'S)     MATURITY       RATE%        VALUE
   ---------                                                        ---------------    ---------    ---------   -------------
MUNICIPAL BOND (1.2%)
TEXAS (1.2%)
   $     120   University of Texas, University Revenue Bonds,
                 Financing Systems, Series D (Cost $123,536)          (AAA , Aaa)       08/15/34        5.000   $     125,297
                                                                                                                -------------

   NUMBER OF
    SHARES
   ---------

PREFERRED STOCK (0.3%)
TELECOMMUNICATIONS (0.3%)
          20   Centaur Funding Corp., Series B, Rule 144A ++
                 (Cost $23,257)                                                                                        27,037
                                                                                                                -------------

   CONTRACTS
   ---------

OPTIONS PURCHASED (0.0%)
CALL OPTIONS (0.0%)
         106   European Economic Unit, strike $1.286,
                 expires 05/05/05                                                                                         954
                                                                                                                -------------

PUT OPTIONS (0.0%)
         106   European Economic Unit, strike $1.286,
                 expires 05/05/05                                                                                         405
                                                                                                                -------------

TOTAL OPTIONS PURCHASED (Cost $2,597)                                                                                   1,359
                                                                                                                -------------

   NUMBER OF
    SHARES
   ---------

SHORT-TERM INVESTMENTS (13.9%)
     409,537   State Street, Navigator Prime Fund @@                                                                  409,537

      PAR
     (000)
   ---------
         340   Federal Home Loan Bank Discount Notes ^^                                 05/18/05        2.818         339,549
         392   State Street Bank and Trust Co. Euro Time Deposit ^^                     05/02/05        1.850         392,000
         250   United States Treasury Bills ^^                                          06/09/05        2.730         249,270
                                                                                                                -------------

TOTAL SHORT-TERM INVESTMENTS (Cost $1,390,356)                                                                      1,390,356
                                                                                                                -------------

TOTAL INVESTMENTS AT VALUE (111.6%) (Cost $11,088,815)                                                             11,171,177

LIABILITIES IN EXCESS OF OTHER ASSETS (-11.6%)                                                                     (1,160,466)
                                                                                                                -------------

NET ASSETS (100.0%)                                                                                             $  10,010,711
                                                                                                                =============


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

OPEN OPTION CONTRACTS WRITTEN

                        NUMBER OF      EXERCISE     EXPIRATION
NAME OF ISSUER          CONTRACTS        PRICE         DATE              VALUE
--------------------------------------------------------------------------------
S&P 500 Put Option          5           $ 3.50       05/05/05           $ 1,750
                                                                        =======
--------------------------------------------------------------------------------

                            INVESTMENT ABBREVIATIONS
                              BKNT = Bank Notes
                               MTN = Medium Term Notes
                              MTNA = Medium Term Notes, Series A
                              MTNC = Medium Term Notes, Series C
                                NR = Not Rated
                               TBA = To Be Announced

--------------------------------------------------------------------------------
+ Credit ratings given by The Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to a value of $498,818, or 4.98% of net assets.

++++   Collateral segregated for futures contracts.

++++++ A portion of the security is pledged as collateral for options written.

^^     Collateral segregated for TBA securities.

# Variable rate obligations - The interest rate shown is the rate as of April 30, 2005.

@      Security or portion thereof is out on loan.

@@ Represents security purchased with cash collateral received for securities on loan.

(1)    Par value of security held is less than $1,000.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                                                           INTERNATIONAL
                                                                                      LARGE CAP VALUE          FOCUS
                                                                                         PORTFOLIO           PORTFOLIO
                                                                                      ---------------     ---------------
ASSETS
     Investments at value, including collateral for securities on loan of
          $204,000, $5,953,954, $0, $0, $309,424, and $409,537, respectively
          (Cost $23,043,618, $36,036,958, $14,489,862, $7,470,540, $1,224,854,
          and $11,088,815, respectively) (Note 2)                                     $    26,793,695 1   $    42,674,537 2
     Cash                                                                                          53                 830
     Foreign currency at value (cost $0, $447,916, $0, $0, $0,
          and $0 respectively) (Note 2)                                                            --             452,044
     Receivable for investments sold                                                               --                  --
     Receivable for fund shares sold                                                           11,777              13,203
     Dividend and interest receivable                                                          35,066             131,494
     Receivable from investment adviser (Note 3)                                                   --                  --
     Unrealized appreciation on forward currency contracts (Note 2)                                --                  --
     Prepaid expenses and other assets                                                         19,666              15,461
                                                                                      ---------------     ---------------
          Total Assets                                                                     26,860,257          43,287,569
                                                                                      ---------------     ---------------
LIABILITIES
     Advisory fee payable (Note 3)                                                              4,075              11,594
     Administrative services fee payable (Note 3)                                              11,169              14,761
     Payable upon return of securities loaned (Note 2)                                        204,000           5,953,954
     Outstanding options written, at value
          (premiums received $0, $0, $0, $0, $0, and $1,985, respectively) (Note 2)                --                  --
     Payable for investments purchased                                                             --             187,572
     Payable for fund shares redeemed                                                              --                  --
     Directors' fee payable                                                                       771                 755
     Unrealized depreciation on forward currency contracts (Note 2)                                --                  --
     Variation margin payable (Note 2)                                                             --                  --
     Other accrued expenses payable                                                            23,480              38,116
                                                                                      ---------------     ---------------
          Total Liabilities                                                                   243,495           6,206,752
                                                                                      ---------------     ---------------
NET ASSETS
     Capital stock, $0.001 par value (Note 6)                                                  26,270               3,632
     Paid-in capital (Note 6)                                                              26,258,969         180,230,315
     Undistributed net investment income (loss)                                               116,902             230,831
     Undistributed net realized gain (loss) on investments,
          futures contracts, options written and foreign currency transactions             (3,535,456)       (150,029,860)
     Net unrealized appreciation from investments,
          futures contracts, options written and foreign currency translations              3,750,077           6,645,899
                                                                                      ---------------     ---------------
          Net Assets                                                                  $    26,616,762     $    37,080,817
                                                                                      ===============     ===============
     Shares outstanding                                                                    26,269,501           3,632,119
                                                                                      ---------------     ---------------
     Net asset value, offering price, and redemption price per share                  $          1.01     $         10.21
                                                                                      ===============     ===============

                                                                                                              CAPITAL
                                                                                       SELECT EQUITY       APPRECIATION
                                                                                         PORTFOLIO           PORTFOLIO
                                                                                      ---------------     ---------------
ASSETS
     Investments at value, including collateral for securities on loan of
          $204,000, $5,953,954, $0, $0, $309,424, and $409,537, respectively
          (Cost $23,043,618, $36,036,958, $14,489,862, $7,470,540, $1,224,854,
          and $11,088,815, respectively) (Note 2)                                     $    15,883,990     $     7,914,790
     Cash                                                                                         579                 106
     Foreign currency at value (cost $0, $447,916, $0, $0, $0,
          and $0 respectively) (Note 2)                                                            --                  --
     Receivable for investments sold                                                               --                  --
     Receivable for fund shares sold                                                            1,231                  --
     Dividend and interest receivable                                                          15,639               3,234
     Receivable from investment adviser (Note 3)                                                  741               4,450
     Unrealized appreciation on forward currency contracts (Note 2)                                --                  --
     Prepaid expenses and other assets                                                         15,172              13,349
                                                                                      ---------------     ---------------
          Total Assets                                                                     15,917,352           7,935,929
                                                                                      ---------------     ---------------
LIABILITIES
     Advisory fee payable (Note 3)                                                                 --                  --
     Administrative services fee payable (Note 3)                                               8,298               5,110
     Payable upon return of securities loaned (Note 2)                                             --                  --
     Outstanding options written, at value
          (premiums received $0, $0, $0, $0, $0, and $1,985, respectively) (Note 2)                --                  --
     Payable for investments purchased                                                             --              21,002
     Payable for fund shares redeemed                                                              --               4,585
     Directors' fee payable                                                                       755                 755
     Unrealized depreciation on forward currency contracts (Note 2)                                --                  --
     Variation margin payable (Note 2)                                                             --                  --
     Other accrued expenses payable                                                            21,575              21,548
                                                                                      ---------------     ---------------
          Total Liabilities                                                                    30,628              53,000
                                                                                      ---------------     ---------------
NET ASSETS
     Capital stock, $0.001 par value (Note 6)                                                   1,625                 872
     Paid-in capital (Note 6)                                                              14,067,708           9,360,553
     Undistributed net investment income (loss)                                                45,299               8,488
     Undistributed net realized gain (loss) on investments,
          futures contracts, options written and foreign currency transactions                377,964          (1,931,234)
     Net unrealized appreciation from investments,
          futures contracts, options written and foreign currency translations              1,394,128             444,250
                                                                                      ---------------     ---------------
          Net Assets                                                                  $    15,886,724     $     7,882,929
                                                                                      ===============     ===============
     Shares outstanding                                                                     1,624,916             872,459
                                                                                      ---------------     ---------------
     Net asset value, offering price, and redemption price per share                  $          9.78     $          9.04
                                                                                      ===============     ===============

                                                                                                            INVESTMENT
                                                                                         HARBINGER          GRADE FIXED
                                                                                         PORTFOLIO           PORTFOLIO
                                                                                      ---------------     ---------------
ASSETS
     Investments at value, including collateral for securities on loan of
          $204,000, $5,953,954, $0, $0, $309,424, and $409,537, respectively
          (Cost $23,043,618, $36,036,958, $14,489,862, $7,470,540, $1,224,854,
          and $11,088,815, respectively) (Note 2)                                     $     1,268,895 3   $    11,171,177 4
     Cash                                                                                      69,592                 624
     Foreign currency at value (cost $0, $447,916, $0, $0, $0,
          and $0 respectively) (Note 2)                                                            --                  --
     Receivable for investments sold                                                            2,283           1,055,300
     Receivable for fund shares sold                                                               --                  --
     Dividend and interest receivable                                                              --              79,611
     Receivable from investment adviser (Note 3)                                                8,029              10,057
     Unrealized appreciation on forward currency contracts (Note 2)                                --               2,964
     Prepaid expenses and other assets                                                         16,911              13,279
                                                                                      ---------------     ---------------
          Total Assets                                                                      1,365,710          12,333,012
                                                                                      ---------------     ---------------
LIABILITIES
     Advisory fee payable (Note 3)                                                                 --                  --
     Administrative services fee payable (Note 3)                                               3,378               9,507
     Payable upon return of securities loaned (Note 2)                                        309,424             409,537
     Outstanding options written, at value
          (premiums received $0, $0, $0, $0, $0, and $1,985, respectively) (Note 2)                --               1,750
     Payable for investments purchased                                                             --           1,866,978
     Payable for fund shares redeemed                                                              --                  --
     Directors' fee payable                                                                       755                 755
     Unrealized depreciation on forward currency contracts (Note 2)                                --               7,390
     Variation margin payable (Note 2)                                                             --                 347
     Other accrued expenses payable                                                            17,493              26,037
                                                                                      ---------------     ---------------
          Total Liabilities                                                                   331,050           2,322,301
                                                                                      ---------------     ---------------
NET ASSETS
     Capital stock, $0.001 par value (Note 6)                                                      82               1,011
     Paid-in capital (Note 6)                                                                 474,287           9,946,894
     Undistributed net investment income (loss)                                               (14,384)             (6,309)
     Undistributed net realized gain (loss) on investments,
          futures contracts, options written and foreign currency transactions                530,634              10,279
     Net unrealized appreciation from investments,
          futures contracts, options written and foreign currency translations                 44,041              58,836
                                                                                      ---------------     ---------------
          Net Assets                                                                  $     1,034,660     $    10,010,711
                                                                                      ===============     ===============
     Shares outstanding                                                                        82,492           1,011,479
                                                                                      ---------------     ---------------
     Net asset value, offering price, and redemption price per share                  $         12.54     $          9.90
                                                                                      ===============     ===============


--------------------------------------------------------------------------------
1     Including $197,676 of securities on loan.

2     Including $5,660,923 of securities on loan.

3     Including $300,460 of securities on loan.

4     Including $401,016 of securities on loan.

                See Accompanying Notes to Financial Statements.

                                  Spread 64-65

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                                                           INTERNATIONAL
                                                                                      LARGE CAP VALUE          FOCUS
                                                                                        PORTFOLIO            PORTFOLIO
                                                                                      ---------------     ---------------
INVESTMENT INCOME (Note 2)
     Dividends                                                                        $       314,022     $       485,203
     Interest                                                                                   4,504               8,941
     Securities lending                                                                           372               8,702
     Foreign taxes withheld                                                                      (610)            (53,471)
                                                                                      ---------------     ---------------
          Total investment income                                                             318,288             449,375
                                                                                      ---------------     ---------------
EXPENSES
     Investment advisory fees (Note 3)                                                        107,203             184,012
     Administrative services fees (Note 3)                                                     28,512              42,567
     Legal fees                                                                                12,683              14,050
     Audit fees                                                                                 9,651              11,257
     Registration fees                                                                          6,475               8,149
     Custodian fees                                                                             3,088              19,062
     Printing fees (Note 3)                                                                     6,573               6,961
     Directors' fees                                                                            1,532               1,516
     Insurance expense                                                                          1,196               1,553
     Transfer agent fees                                                                        1,061               2,472
     Commitment fees (Note 4)                                                                     374               1,216
     Interest expense (Note 4)                                                                    214               1,346
     Miscellaneous expense                                                                      3,496               6,441
                                                                                      ---------------     ---------------
          Total expenses                                                                      182,058             300,602
     Less: fees waived and expenses reimbursed (Note 3)                                       (74,855)            (82,087)
                                                                                      ---------------     ---------------
          Net expenses                                                                        107,203             218,515
                                                                                      ---------------     ---------------
             Net investment income (loss)                                                     211,085             230,860
                                                                                      ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
     FUTURES CONTRACTS, OPTIONS WRITTEN
     AND FOREIGN CURRENCY RELATED ITEMS
          Net realized gain from investments                                                1,408,710           5,585,437
          Net realized gain from futures contracts                                                 --                  --
          Net realized gain from options written                                                   --                  --
          Net realized gain (loss) from foreign currency transactions                               8              93,362
          Net change in unrealized appreciation (depreciation)
             from investments                                                                 436,192          (1,606,389)
          Net change in unrealized appreciation (depreciation)
             from futures contracts                                                                --                  --
          Net change in unrealized appreciation (depreciation)
             from options written                                                                  --                  --
          Net change in unrealized appreciation (depreciation)
             from foreign currency translations                                                    --             (10,902)
                                                                                      ---------------     ---------------
          Net realized and unrealized gain (loss) from investments,
             futures contracts, options written and foreign currency related items          1,844,910           4,061,508
                                                                                      ---------------     ---------------
          Net increase (decrease) in net assets resulting from operations             $     2,055,995     $     4,292,368
                                                                                      ===============     ===============

                                                                                                              CAPITAL
                                                                                       SELECT EQUITY       APPRECIATION
                                                                                         PORTFOLIO           PORTFOLIO
                                                                                      ---------------     ---------------
INVESTMENT INCOME (NOTE 2)
     Dividends                                                                        $       214,225     $        40,383
     Interest                                                                                   2,515               1,787
     Securities lending                                                                           113                  --
     Foreign taxes withheld                                                                        --                  --
                                                                                      ---------------     ---------------
          Total investment income                                                             216,853              42,170
                                                                                      ---------------     ---------------
EXPENSES
     Investment advisory fees (Note 3)                                                         44,858              14,454
     Administrative services fees (Note 3)                                                     19,892              10,157
     Legal fees                                                                                12,009              11,758
     Audit fees                                                                                 9,281               9,002
     Registration fees                                                                          5,795               5,470
     Custodian fees                                                                             4,255               3,166
     Printing fees (Note 3)                                                                     3,650               3,658
     Directors' fees                                                                            1,515               1,515
     Insurance expense                                                                          1,047               1,006
     Transfer agent fees                                                                          716                 663
     Commitment fees (Note 4)                                                                     211                 120
     Interest expense (Note 4)                                                                     --                  --
     Miscellaneous expense                                                                      3,199               3,310
                                                                                      ---------------     ---------------
          Total expenses                                                                      106,428              64,279
     Less: fees waived and expenses reimbursed (Note 3)                                       (39,141)            (42,598)
                                                                                      ---------------     ---------------
          Net expenses                                                                         67,287              21,681
                                                                                      ---------------     ---------------
             Net investment income (loss)                                                     149,566              20,489
                                                                                      ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
     FUTURES CONTRACTS, OPTIONS WRITTEN
     AND FOREIGN CURRENCY RELATED ITEMS
          Net realized gain from investments                                                  727,904             164,876
          Net realized gain from futures contracts                                                 --                  --
          Net realized gain from options written                                                   --                  --
          Net realized gain (loss) from foreign currency transactions                              --                  --
          Net change in unrealized appreciation (depreciation)
             from investments                                                                (255,859)           (246,870)
          Net change in unrealized appreciation (depreciation)
             from futures contracts                                                                --                  --
          Net change in unrealized appreciation (depreciation)
             from options written                                                                  --                  --
          Net change in unrealized appreciation (depreciation)
             from foreign currency translations                                                    --                  --
                                                                                      ---------------     ---------------
          Net realized and unrealized gain (loss) from investments,
             futures contracts, options written and foreign currency related items            472,045             (81,994)
                                                                                      ---------------     ---------------
          Net increase (decrease) in net assets resulting from operations             $       621,611     $       (61,505)
                                                                                      ===============     ===============

                                                                                                            INVESTMENT
                                                                                         HARBINGER         GRADE FIXED
                                                                                         PORTFOLIO       INCOME PORTFOLIO
                                                                                      ---------------    ----------------
INVESTMENT INCOME (Note 2)
     Dividends                                                                        $           398     $           908
     Interest                                                                                     942             213,576
     Securities lending                                                                           634                 222
     Foreign taxes withheld                                                                        --                  --
                                                                                      ---------------     ---------------
          Total investment income                                                               1,974             214,706
                                                                                      ---------------     ---------------
EXPENSES
     Investment advisory fees (Note 3)                                                         11,685              14,749
     Administrative services fees (Note 3)                                                      6,567              21,970
     Legal fees                                                                                12,337              12,554
     Audit fees                                                                                 9,610               9,102
     Registration fees                                                                          6,000               7,412
     Custodian fees                                                                             3,037              11,215
     Printing fees (Note 3)                                                                     4,005               4,663
     Directors' fees                                                                            1,515               1,515
     Insurance expense                                                                            574               1,017
     Transfer agent fees                                                                          239                 242
     Commitment fees (Note 4)                                                                      30                 168
     Interest expense (Note 4)                                                                     45                  --
     Miscellaneous expense                                                                      3,069               3,249
                                                                                      ---------------     ---------------
          Total expenses                                                                       58,713              87,856
     Less: fees waived and expenses reimbursed (Note 3)                                       (42,355)            (68,191)
                                                                                      ---------------     ---------------
          Net expenses                                                                         16,358              19,665
                                                                                      ---------------     ---------------
             Net investment income (loss)                                                     (14,384)            195,041
                                                                                      ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
     FUTURES CONTRACTS, OPTIONS WRITTEN
     AND FOREIGN CURRENCY RELATED ITEMS
          Net realized gain from investments                                                  533,469              26,405
          Net realized gain from futures contracts                                                 --              13,641
          Net realized gain from options written                                                   --              10,946
          Net realized gain (loss) from foreign currency transactions                              --             (14,271)
          Net change in unrealized appreciation (depreciation)
             from investments                                                                (333,087)            (69,710)
          Net change in unrealized appreciation (depreciation)
             from futures contracts                                                                --             (22,059)
          Net change in unrealized appreciation (depreciation)
             from options written                                                                  --                 235
          Net change in unrealized appreciation (depreciation)
             from foreign currency translations                                                    --              (9,519)
                                                                                      ---------------     ---------------
          Net realized and unrealized gain (loss) from investments,
             futures contracts, options written and foreign currency related items            200,382             (64,332)
                                                                                      ---------------     ---------------
          Net increase (decrease) in net assets resulting from operations             $       185,998     $       130,709
                                                                                      ===============     ===============


                See Accompanying Notes to Financial Statements.

                                  Spread 66-67

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                             LARGE CAP                   INTERNATIONAL
                                                                          VALUE PORTFOLIO               FOCUS PORTFOLIO
                                                                    ---------------------------   ---------------------------
                                                                    FOR THE SIX                   FOR THE SIX
                                                                       MONTHS        FOR THE         MONTHS        FOR THE
                                                                       ENDED           YEAR          ENDED           YEAR
                                                                     APRIL 30,        ENDED        APRIL 30,        ENDED
                                                                        2005       OCTOBER 31,        2005       OCTOBER 31,
                                                                    (UNAUDITED)        2004       (UNAUDITED)        2004
                                                                    ------------   ------------   ------------   ------------
FROM OPERATIONS
   Net investment income (loss)                                     $    211,085   $    384,594   $    230,860   $  1,682,029
   Net realized gain from investments, futures
     contracts, options written and foreign currency transactions      1,408,718        506,546      5,678,799     30,839,041
   Net change in unrealized appreciation (depreciation)
     from investments, futures contracts, options written
     and foreign currency translations                                   436,192      2,360,337     (1,617,291)   (18,777,168)
                                                                    ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets resulting
        from operations                                                2,055,995      3,251,477      4,292,368     13,743,902
                                                                    ------------   ------------   ------------   ------------
FROM DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                                 (407,178)      (393,715)    (1,655,323)      (821,490)
   Distributions from net realized gains                                      --             --             --     (4,255,028)
                                                                    ------------   ------------   ------------   ------------
     Net decrease in net assets from dividends
        and distributions                                               (407,178)      (393,715)    (1,655,323)    (5,076,518)
                                                                    ------------   ------------   -------------  ------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
   Proceeds from sale of shares                                        1,167,581      1,238,468        246,895      1,986,412
   Reinvestment of dividends and distributions                           407,178        393,715      1,527,634      4,833,577
   Net asset value of shares redeemed                                 (4,972,213)    (5,569,187)   (22,520,335)  (122,268,774)
                                                                    ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets from
        capital share transactions                                    (3,397,454)    (3,937,004)   (20,745,806)  (115,448,785)
                                                                    ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets                              (1,748,637)    (1,079,242)   (18,108,761)  (106,781,401)
NET ASSETS
   Beginning of period                                                28,365,399     29,444,641     55,189,578    161,970,979
                                                                    ------------   ------------   ------------   ------------
   End of period                                                    $ 26,616,762   $ 28,365,399   $ 37,080,817   $ 55,189,578
                                                                    ------------   ------------   ------------   ------------
Undistributed net investment income (loss)                          $    116,902   $    312,995   $    230,831   $  1,655,294
                                                                    ============   ============   ============   ============

                                                                           SELECT EQUITY             CAPITAL APPRECIATION
                                                                         EQUITY PORTFOLIO                  PORTFOLIO
                                                                    ---------------------------   ---------------------------
                                                                    FOR THE SIX                   FOR THE SIX
                                                                       MONTHS        FOR THE         MONTHS        FOR THE
                                                                       ENDED           YEAR          ENDED           YEAR
                                                                      APRIL 30,       ENDED        APRIL 30,        ENDED
                                                                       2005        OCTOBER 31,        2005       OCTOBER 31,
                                                                    (UNAUDITED)        2004       (UNAUDITED)        2004
                                                                    ------------   ------------   ------------   ------------
FROM OPERATIONS
   Net investment income (loss)                                     $    149,566   $    121,067   $     20,489   $    (11,006)
   Net realized gain from investments, futures
     contracts, options written and foreign currency transactions        727,904        221,115        164,876        648,224
   Net change in unrealized appreciation (depreciation)
     from investments, futures contracts, options written
     and foreign currency translations                                  (255,859)       494,930       (246,870)      (213,606)
                                                                    ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets resulting
        from operations                                                  621,611        837,112        (61,505)       423,612
                                                                    ------------   ------------   ------------   ------------
FROM DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                                 (195,427)       (84,980)       (12,001)        (1,299)
   Distributions from net realized gains                                      --             --             --             --
                                                                    ------------   ------------   ------------   ------------
     Net decrease in net assets from dividends
        and distributions                                               (195,427)       (84,980)       (12,001)        (1,299)
                                                                    ------------   ------------   -------------  ------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
   Proceeds from sale of shares                                          438,786      9,570,784      3,628,097        921,834
   Reinvestment of dividends and distributions                           195,427         84,980         12,001          1,299
   Net asset value of shares redeemed                                 (2,258,297)    (4,126,870)      (486,724)    (6,044,266)
                                                                    ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets from
        capital share transactions                                    (1,624,084)     5,528,894      3,153,374     (5,121,133)
                                                                    ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets                              (1,197,900)     6,281,026      3,079,868     (4,698,820)
NET ASSETS
   Beginning of period                                                17,084,624     10,803,598      4,803,061      9,501,881
                                                                    ------------   ------------   ------------   ------------
   End of period                                                    $ 15,886,724   $ 17,084,624   $  7,882,929   $  4,803,061
                                                                    ------------   ------------   ------------   ------------
Undistributed net investment income (loss)                          $     45,299   $     91,160   $      8,488   $         --
                                                                    ============   ============   ============   ============

                                                                             HARBINGER              INVESTMENT GRADE FIXED
                                                                             PORTFOLIO                 INCOME PORTFOLIO
                                                                    ---------------------------   ---------------------------
                                                                    FOR THE SIX                   FOR THE SIX
                                                                       MONTHS        FOR THE         MONTHS        FOR THE
                                                                       ENDED           YEAR          ENDED           YEAR
                                                                     APRIL 30,        ENDED        APRIL 30,        ENDED
                                                                        2005       OCTOBER 31,        2005       OCTOBER 31,
                                                                    (UNAUDITED)        2004       (UNAUDITED)        2004
                                                                    ------------   ------------   ------------   ------------
FROM OPERATIONS
   Net investment income (loss)                                     $    (14,384)  $    (32,901)  $    195,041   $    344,844
   Net realized gain from investments, futures
     contracts, options written and foreign currency transactions        533,469        363,242         36,721         24,919
   Net change in unrealized appreciation (depreciation)
     from investments, futures contracts, options written
     and foreign currency translations                                  (333,087)      (289,349)      (101,053)       106,763
                                                                    ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets resulting
        from operations                                                  185,998         40,992        130,709        476,526
                                                                    ------------   ------------   ------------   ------------
FROM DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                                       --             --       (213,334)      (365,276)
   Distributions from net realized gains                                (229,322)            --             --       (442,512)
                                                                    ------------   ------------   ------------   ------------
     Net decrease in net assets from dividends
        and distributions                                               (229,322)            --       (213,334)      (807,788)
                                                                    ------------   ------------   -------------  ------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
   Proceeds from sale of shares                                               --      1,000,000             --      1,500,000
   Reinvestment of dividends and distributions                           152,133             --        213,334        803,609
   Net asset value of shares redeemed                                 (2,109,051)      (450,600)            --     (3,641,951)
                                                                    ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets from
        capital share transactions                                    (1,956,918)       549,400        213,334     (1,338,342)
                                                                    ------------   ------------   ------------   ------------
   Net increase (decrease) in net assets                              (2,000,242)       590,392        130,709     (1,669,604)
NET ASSETS
   Beginning of period                                                 3,034,902      2,444,510      9,880,002     11,549,606
                                                                    ------------   ------------   ------------   ------------
   End of period                                                    $  1,034,660   $  3,034,902   $ 10,010,711   $  9,880,002
                                                                    ------------   ------------   ------------   ------------
Undistributed net investment income (loss)                          $    (14,384)  $         --   $     (6,309)  $     11,984
                                                                    ============   ============   ============   ============


                See Accompanying Notes to Financial Statements.

                                  Spread 68-69

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                               FOR THE SIX MONTHS
                                                     ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2005   ---------------------------------------------------------------
                                                  (UNAUDITED)       2004         2003           2002         2001         2000
                                                   ---------      --------     ---------      --------     --------     ---------
PER SHARE DATA
  Net asset value, beginning of period             $    0.96      $   0.87     $    0.76      $   0.85     $  11.01     $   13.32
                                                   ---------      --------     ---------      --------     --------     ---------
INVESTMENT OPERATIONS
  Net investment income                                 0.01          0.01          0.01          0.01         0.01 1        0.24
  Net gain (loss) on investments
    (both realized and unrealized)                      0.05          0.09          0.11         (0.09)       (0.28)         0.31
                                                   ---------      --------     ---------      --------     --------     ---------
      Total from investment operations                  0.06          0.10          0.12         (0.08)       (0.27)         0.55
                                                   ---------      --------     ---------      --------     --------     ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                 (0.01)        (0.01)        (0.01)        (0.01)       (0.03)        (0.22)
  Distributions from net realized gains                   --            --            --            --        (9.86)        (2.64)
                                                   ---------      --------     ---------      --------     --------     ---------
      Total dividends and distributions                (0.01)        (0.01)        (0.01)        (0.01)       (9.89)        (2.86)
                                                   ---------      --------     ---------      --------     --------     ---------
NET ASSET VALUE, END OF PERIOD                     $    1.01      $   0.96     $    0.87      $   0.76     $   0.85     $   11.01
                                                   =========      ========     =========      ========     ========     =========

      Total return 2                                    6.64%        11.81%        15.48%        (9.68)%      (4.34)%        5.59%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)         $  26,617      $ 28,365     $  29,445      $ 32,099     $  3,005     $   3,112
    Ratio of expenses to average net assets             0.75% 3       0.75%         0.75%         0.75%        0.75%         0.77%
    Ratio of net investment income to average
      net assets                                        1.48% 3       1.32%         1.26%         0.85%        1.16%         1.28%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements              0.52% 3       0.57%         0.55%         0.63%        2.17%         1.36%
  Portfolio turnover rate                                 21%           49%           56%           72%          45%          218%


--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                               FOR THE SIX MONTHS
                                                     ENDED                           FOR THE YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2005   ---------------------------------------------------------------
                                                  (UNAUDITED)       2004          2003          2002         2001         2000
                                                   ---------      --------     ---------      --------     --------     ---------
PER SHARE DATA
  Net asset value, beginning of period             $    9.73      $   8.92     $    7.19      $   8.13     $  17.61     $   18.85
                                                   ---------      --------     ---------      --------     --------     ---------
INVESTMENT OPERATIONS
  Net investment income                                 0.09          0.13 1        0.09 1        0.07 1       0.09          0.22 1
  Net gain (loss) on investments
    (both realized and unrealized)                      0.71          0.97          1.69         (1.01)       (3.18)        (0.46)
                                                   ---------      --------     ---------      --------     --------     ---------
      Total from investment operations                  0.80          1.10          1.78         (0.94)       (3.09)        (0.24)
                                                   ---------      --------     ---------      --------     --------     ---------
LESS DISTRIBUTIONS AND DISTRIBUTIONS
  Dividends from net investment income                 (0.32)        (0.05)        (0.05)           --        (0.21)        (0.78)
  Distributions from net realized gains                   --         (0.24)           --            --        (6.18)        (0.22)
                                                   ---------      --------     ---------      --------     --------     ---------
      Total dividends and distributions                (0.32)        (0.29)        (0.05)           --        (6.39)        (1.00)
                                                   ---------      --------     ---------      --------     --------     ---------
NET ASSET VALUE, END OF PERIOD                     $   10.21      $   9.73     $    8.92      $   7.19     $   8.13     $   17.61
                                                   =========      ========     =========      ========     ========     =========

      Total return 2                                    8.19%        12.50%        24.90%       (11.56)%     (26.56)%       (1.98)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)         $  37,081      $ 55,190     $ 161,971      $ 44,565     $ 95,622     $ 356,004
    Ratio of expenses to average net assets             0.95% 3       0.95%         0.95%         0.95%        0.95%         0.97%
    Ratio of net investment income to average
      net assets                                        1.00% 3       1.38%         1.17%         0.87%        0.61%         0.74%
    Decrease reflected in above operating expense
      ratios due to waivers                             0.36% 3       0.22%         0.22%         0.39%        0.23%         0.19%
  Portfolio turnover rate                                 28%           98%          151%          161%         134%          111%


--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                               FOR THE SIX MONTHS
                                                     ENDED           FOR THE YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2005   ------------------------------------
                                                  (UNAUDITED)       2004         2003          2002 1
                                                   ---------      --------     ---------      --------
PER SHARE DATA
  Net asset value, beginning of period             $    9.51      $   9.07     $    7.87      $  10.00
                                                   ---------      --------     ---------      --------
INVESTMENT OPERATIONS
  Net investment income                                 0.08          0.06          0.06          0.01
  Net gain (loss) on investments
    (both realized and unrealized)                      0.30          0.44          1.17         (2.14)
                                                   ---------      --------     ---------      --------
      Total from investment operations                  0.38          0.50          1.23         (2.13)
                                                   ---------      --------     ---------      --------
LESS DIVIDENDS
  Dividends from net investment income                 (0.11)        (0.06)        (0.03)           --
                                                   ---------      --------     ---------      --------
NET ASSET VALUE, END OF PERIOD                     $    9.78      $   9.51     $    9.07      $   7.87
                                                   =========      ========     =========      ========

      Total return 2                                    3.93%         5.46%        15.61%       (21.30)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)         $  15,887      $ 17,085     $  10,804      $ 11,727
    Ratio of expenses to average net assets             0.75% 3       0.75%         0.75%         0.75% 3
    Ratio of net investment income to average
      net assets                                        1.67% 3       0.77%         0.70%         0.56% 3
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements              0.44% 3       0.64%         0.96%         1.74% 3
  Portfolio turnover rate                                 47%           90%          107%           79%


--------------------------------------------------------------------------------
1     For the period January 31, 2002 (inception date) through October 31, 2002.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                               FOR THE SIX MONTHS
                                                     ENDED           FOR THE YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2005   ------------------------------------
                                                  (UNAUDITED)       2004         2003          2002 1
                                                   ---------      --------     ---------      --------
PER SHARE DATA
  Net asset value, beginning of period             $    8.94      $   8.65     $    7.37      $  10.00
                                                   ---------      --------     ---------      --------
INVESTMENT OPERATIONS
  Net investment income (loss)                          0.03         (0.02)         0.00 2        0.00 2
  Net gain (loss) on investments
    (both realized and unrealized)                      0.09          0.31          1.28         (2.63)
                                                   ---------      --------     ---------      --------
      Total from investment operations                  0.12          0.29          1.28         (2.63)
                                                   ---------      --------     ---------      --------
LESS DIVIDENDS
  Dividends from net investment income                 (0.02)         0.00 2          --            --
                                                   ---------      --------     ---------      --------
NET ASSET VALUE, END OF PERIOD                     $    9.04      $   8.94     $    8.65      $   7.37
                                                   =========      ========     =========      ========

      Total return 3                                    1.24%         3.37%        17.37%       (26.30)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)         $   7,883      $  4,803     $   9,502      $  9,311
    Ratio of expenses to average net assets             0.75% 4       0.75%         0.75%         0.75% 4
    Ratio of net investment income (loss) to
      average net assets                                0.71% 4      (0.14)%        0.01%        (0.07)% 4
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements              1.47% 4       1.40%         1.03%         0.76% 4
  Portfolio turnover rate                                 58%           80%          108%           56%


--------------------------------------------------------------------------------

1     For the period January 31, 2002 (inception date) through October 31, 2002.

2     Total is less than $0.01 per share.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                               FOR THE SIX MONTHS   FOR THE YEAR ENDED
                                                     ENDED             OCTOBER 31,
                                                 APRIL 30, 2005   ----------------------
                                                  (UNAUDITED)       2004        2003 1
                                                   ---------      --------     ---------
PER SHARE DATA
  Net asset value, beginning of period             $   13.55      $  13.68     $   10.00
                                                   ---------      --------     ---------
INVESTMENT OPERATIONS
  Net investment loss                                  (0.17)        (0.15)        (0.11)
  Net gain on investments
    (both realized and unrealized)                      0.18          0.02          3.79
                                                   ---------      --------     ---------
      Total from investment operations                  0.01         (0.13)         3.68
                                                   ---------      --------     ---------
LESS DISTRIBUTIONS
  Distributions from net realized gains                (1.02)           --            --
                                                   ---------      --------     ---------
NET ASSET VALUE, END OF PERIOD                     $   12.54      $  13.55     $   13.68
                                                   =========      ========     =========

      Total return  2                                  (0.37)%       (0.95)%       36.80%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)         $   1,035      $  3,035     $   2,445
    Ratio of expenses to average net assets             1.40% 3       1.40%         1.40% 3
    Ratio of net investment loss to average
      net assets                                       (1.23)% 3     (1.28)%       (1.31)% 3
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements              3.62% 3       4.02%         5.31% 3
  Portfolio turnover rate                                 91%          125%           42%


--------------------------------------------------------------------------------

1     For the period January 15, 2003 (inception date) through October 31, 2003.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                FOR THE SIX
                                                                MONTHS ENDED      FOR THE YEAR ENDED OCTOBER 31,
                                                               APRIL 30, 2005  ------------------------------------
                                                                (UNAUDITED)      2004           2003       2002 1,2
                                                                 ---------     ---------      --------     --------
PER SHARE DATA
  Net asset value, beginning of period                           $    9.98     $   10.18      $  10.24     $  10.00
                                                                 ---------     ---------      --------     --------
INVESTMENT OPERATIONS
  Net investment income                                               0.20          0.30          0.34         0.17
  Net gain (loss) on investments
    futures contracts and foreign currency related items
    (both realized and unrealized)                                   (0.07)         0.21          0.09         0.24
                                                                 ---------     ---------      --------     --------
      Total from investment operations                                0.13          0.51          0.43         0.41
                                                                 ---------     ---------      --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                               (0.21)        (0.32)        (0.36)       (0.17)
  Distributions from net realized gains                                 --         (0.39)        (0.13)          --
                                                                 ---------     ---------      --------     --------
      Total dividends and distributions                              (0.21)        (0.71)        (0.49)       (0.17)
                                                                 ---------     ---------      --------     --------
NET ASSET VALUE, END OF PERIOD                                   $    9.90     $    9.98      $  10.18     $  10.24
                                                                 =========     =========      ========     ========

      Total return 3                                                  1.35%         5.23%         4.37%        4.15%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                       $  10,011     $   9,880      $ 11,550     $ 16,562
    Ratio of expenses to average net assets                           0.40% 4       0.40%         0.40%        0.40% 4
    Ratio of net investment income to average
      net assets                                                      3.97% 4       3.01%         2.94%        3.27% 4
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                            1.39% 4       1.36%         1.28%        1.05% 4
  Portfolio turnover rate                                              188%          459%          629%         172%


--------------------------------------------------------------------------------

1     For the period May 1, 2002 (inception date) through October 31, 2002.

2 As required, effective November 1, 2001, the Portfolio adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      The Credit Suisse Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers six managed investment funds. The Large Cap Value Portfolio ("Large Cap Value"), the International Focus Portfolio ("International Focus"), the Capital Appreciation Portfolio ("Capital Appreciation"), the Select Equity Portfolio ("Select Equity"), and the Investment Grade Fixed Income Portfolio ("Investment Grade Fixed Income") are each classified as diversified and the Harbinger Portfolio ("Harbinger") is classified as non-diversified (each a "Portfolio" and collectively, the "Portfolios"). The Fund was incorporated under the laws of the State of Maryland on May 14, 1992.

      Investment objectives for each Portfolio are as follows: Large Cap Value and Investment Grade Fixed Income seek total return; Capital Appreciation, International Focus and Select Equity seek long-term capital appreciation; Harbinger seeks long-term growth of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of each Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Each Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolios may utilize a service provided by an

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

independent third party which has been approved by the Board of Directors to fair value certain securities.

      B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolios are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolios do not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolios isolate that portion of realized gains and losses on investments in DEBT securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

      C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually for Large Cap Value, Capital Appreciation, International Focus, Select Equity and Harbinger. Dividends from net investment income are declared daily and paid monthly for Investment Grade Fixed Income. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

its shareholders which will be sufficient to relieve it from federal income and excise taxes.

      F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      G) SHORT-TERM INVESTMENTS -- The Portfolios, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolios' custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      H) FORWARD FOREIGN CURRENCY CONTRACTS -- Each Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. Each Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into.

      At April 30, 2005, Investment Grade Fixed Income had the following open forward foreign currency contracts:


                                       FOREIGN CURRENCY
FORWARD FOREIGN          EXPIRATION          TO BE            CONTRACT      CONTRACT     UNREALIZED
CURRENCY CONTRACT           DATE       PURCHASED/(SOLD)        AMOUNT        VALUE       GAIN (LOSS)
-----------------        ----------   -------------------    ----------    ----------    -----------
Australian Dollar         7/13/05      A$         127,000    $   97,917    $   98,659    $       742
British Pound             7/13/05      (pound)    (26,000)      (48,958)      (49,488)          (530)
European Economic Unit    7/13/05      (euro)     152,000       197,600       196,644           (956)
European Economic Unit    7/13/05      (euro)    (228,000)     (294,987)     (294,966)            21
Japanese Yen              7/13/05      (Y)     10,435,500        97,528       100,116          2,588
Norwegian Krone           7/13/05      NKr        621,832        98,137        99,054            917
New Zealand Dollar        7/13/05      NZ$        (76,000)      (54,188)      (55,211)        (1,023)
New Zealand Dollar        7/13/05      NZ$       (472,000)     (337,029)     (342,887)        (5,858)
Swiss Franc               7/13/05      SwF        695,058        98,115        97,788           (327)
                                                             ----------    ----------    -----------
                                                             $ (145,865)   $ (150,291)   $    (4,426)
                                                             ==========    ==========    ===========


CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      I) TBA PURCHASE COMMITMENTS -- Each Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

      J) FUTURES -- Each Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, each Portfolio is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

      When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. At April 30, 2005, Investment Grade Fixed Income had the following open futures contracts:


                                                                                      UNREALIZED
                             NUMBER OF   EXPIRATION    CONTRACT       CONTRACT       APPRECIATION
FUTURES CONTRACTS            CONTRACTS      DATE        AMOUNT          VALUE       (DEPRECIATION)
--------------------------   ---------   ----------   -----------    -----------    --------------
U.S. Treasury
  2 Year Notes Futures           6        06/30/05    $ 1,246,530    $ 1,246,219      $    (311)
U.S. Treasury
  5 Year Notes Futures           2        06/21/05        216,758        216,906            148
                                                      -----------    -----------      ---------
                                                        1,463,288      1,463,125           (163)
                                                      -----------    -----------      ---------
U.S. Treasury
  Bonds Futures                 (3)       06/21/05       (334,828)      (344,531)        (9,703)
U.S. Treasury
  10 Year Notes Futures         (5)       06/21/05       (547,631)      (557,108)        (9,477)
                                                      -----------    -----------      ---------
                                                         (882,459)      (901,639)       (19,180)
                                                      -----------    -----------      ---------
                                                      $   580,829    $   561,486      $ (19,343)
                                                      ===========    ===========      =========


CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      K) OPTIONS -- Investment Grade Fixed Income may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Portfolio may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

      When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Portfolio. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Portfolio at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Portfolio that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

      Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity/index options are priced

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. The volatility input assumption is interpolated from the previous day's price. On a weekly basis and at month end, CSAM receives a price indication sheet from the various broker dealers and inputs these prices to update the volatility.

      Transactions in written options for puts and calls for the six months ended April 30, 2005 were as follows:

                                             NUMBER OF   PREMIUMS
                                             CONTRACTS   RECEIVED
                                             ---------   --------
Options oustanding at beginning of period       --       $     --
Options written                                 105        17,524
Options expired                                 --             --
Options bought to close                        (100)      (15,539)
                                             ---------   --------
Options outstanding at end of period             5       $  1,985
                                             ---------   --------

      L) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by each Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Portfolios' securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB has been engaged by the Portfolios to act as the Portfolios' securities lending agent. The Portfolios' securities lending arrangement provides that the Portfolios and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2005, total earnings from Large Cap Value, International Focus, Select Equity, Harbinger and Investment Grade Fixed Income's investment in cash collateral received in connection with securities lending arrangements was $4,330, $55,130, $4,313, $6,644, and $4,480, respectively, of which $3,800, $42,483, $4,152, $5,745, and
$4,165, respectively, was rebated to borrowers (brokers). Large Cap Value, International Focus, Select Equity, Harbinger and Investment Grade Fixed Income retained $372, $8,702, $113, $634, and $222, respectively, from the cash collateral investment

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

and SSB, as lending agent, was paid $158, $3,945, $48, $265, and $93, respectively. The Portfolios may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending income is accrued as earned.

      M) OTHER -- The Portfolios may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

      The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or gains are earned.

      Each Portfolio may invest up to 15% (except International Focus, which may invest up to 10%) of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      CSAM serves as investment adviser for each Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from each Portfolio based on the following fee schedules:

    PORTFOLIO                                       ANNUAL RATE
    ---------                                       -----------
    Large Cap Value                      0.75% of average daily net assets
    International Focus                  0.80% of average daily net assets
    Select Equity                        0.50% of average daily net assets
    Capital Appreciation                 0.50% of average daily net assets
    Harbinger                            1.00% of average daily net assets
    Investment Grade Fixed Income        0.30% of average daily net assets

      For the six months ended April 30, 2005, investment advisory fees earned, voluntarily waived and expenses reimbursed for each Portfolio were as follows:

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES


                                   GROSS                        NET           EXPENSE
PORTFOLIO                       ADVISORY FEE     WAIVER     ADIVSORY FEE   REIMBURSEMENT
---------                       ------------   ---------    ------------   -------------
Large Cap Value                    $ 107,203   $ (74,855)       $ 32,348       $      --
International Focus                  184,012     (82,087)        101,925              --
Select Equity                         44,858     (39,141)          5,717              --
Capital Appreciation                  14,454     (14,454)             --         (28,144)
Harbinger                             11,685     (11,685)             --         (30,670)
Investment Grade Fixed Income         14,749     (14,749)             --         (53,442)


      Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM U.K.") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Australia"), each an affiliate of CSAM, are sub-investment advisers to the International Focus Portfolio (the "Sub-Advisers"). CSAM U.K.'s and CSAM Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net advisory fee and are not paid by the International Focus Portfolio. Prior to December 3, 2004, Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Japan") also served as sub-investment adviser to the International Focus Portfolio under a similar arrangement.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolios.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Portfolio's average daily net assets.

      For the six months ended April 30, 2005, co-administration services fees earned by CSAMSI were as follows:

            PORTFOLIO                         CO-ADMINISTRATION FEE
            ---------                         ---------------------
            Large Cap Value                        $ 14,294
            International Focus                      23,002
            Select Equity                             8,971
            Capital Appreciation                      2,891
            Harbinger                                 1,168
            Investment Grade Fixed Income             4,916

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2005, co-administration services fees earned by SSB (including out-of-pocket fees) were as follows:

            PORTFOLIO                         CO-ADMINISTRATION FEE
            ---------                         ---------------------
            Large Cap Value                        $ 14,218
            International Focus                      19,565
            Select Equity                            10,921
            Capital Appreciation                      7,266
            Harbinger                                 5,399
            Investment Grade Fixed Income            17,054

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolios to provide certain financial printing and fulfillment services. For the six months ended April 30, 2005, Merrill was paid for its services to the Portfolios as follows:

            PORTFOLIO                                AMOUNT
            ---------                               -------
            Large Cap Value                         $ 2,636
            International Focus                       5,355
            Select Equity                             2,636
            Capital Appreciation                      2,636
            Harbinger                                 2,636
            Investment Grade Fixed Income             2,636

NOTE 4. LINE OF CREDIT

      The Portfolios, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal funds rate plus 0.50%. At April 30, 2005, the Portfolios had no loans outstanding under the Credit Facility. During the six months ended April 30, 2005, the following Portfolios had borrowings under the Credit Facility:

                      AVERAGE DAILY   WEIGHTED AVERAGE    MAXIMUM DAILY
PORTFOLIO             LOAN BALANCE    INTEREST RATE %    LOAN OUTSTANDING
---------             -------------   ----------------   ----------------
Large Cap Value       $   2,519,000        3.063%          $ 2,519,000
International Focus   $   3,191,667        2.531%          $ 3,250,000
Harbinger             $     500,000        3.250%          $   500,000

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the six months ended April 30, 2005, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 5. PURCHASES AND SALES OF SECURITIES


                                                                 U.S. GOVERNMENT
                                       INVESTMENTS           AND AGENCY OBLIGATIONS
                                -------------------------   -------------------------
PORTFOLIO                        PURCHASES       SALES       PURCHASES       SALES
---------                       -----------   -----------   -----------    ----------
Large Cap Value                 $ 6,000,998   $ 9,144,679   $        --    $       --
International Focus              12,439,300    32,810,479            --            --
Select Equity                     8,234,920     9,854,974            --            --
Capital Appreciation              6,430,171     3,311,146            --            --
Harbinger                         1,876,817     3,826,111            --            --
Investment Grade Fixed Income    19,820,749    19,096,572    16,443,198    16,499,246


      At April 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:


                                                  GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
PORTFOLIO                       IDENTIFIED COST     APPRECIATION      (DEPRECIATION)     APPRECIATION
---------                       ---------------   ----------------   ----------------   --------------
Large Cap Value                     $23,043,618     $ 4,568,291       $  (818,214)       $ 3,750,077
International Focus                  36,036,958       7,147,518          (509,939)         6,637,579
Select Equity                        14,489,862       1,735,557          (341,429)         1,394,128
Capital Appreciation                  7,470,540         723,090          (278,840)           444,250
Harbinger                             1,224,854         124,840           (80,799)            44,041
Investment Grade Fixed Income        11,088,815         129,726           (47,364)            82,362


NOTE 6. CAPITAL SHARE TRANSACTIONS

      The Fund is authorized to issue up to sixteen billion full and fractional shares of common stock of separate series having a par value of $.001 per share. Shares of seven series have been classified, six of which constitute the interest in the Portfolios. Transactions in shares of each Portfolio were as follows:


                                                        LARGE CAP VALUE PORTFOLIO
                                             -----------------------------------------------
                                              FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                             APRIL 30, 2005 (UNAUDITED)    OCTOBER 31, 2004
                                             -----------------------------------------------
Shares sold                                          1,127,880                 1,313,162
Shares issued in reinvestment of dividends             395,318                   423,350
Shares redeemed                                     (4,753,183)               (5,982,652)
                                                  ------------               -----------
Net decrease                                        (3,229,985)               (4,246,140)
                                                  ============               ===========


CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS


                                                      INTERNATIONAL FOCUS PORTFOLIO
                                             -----------------------------------------------
                                             FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                             APRIL 30, 2005 (UNAUDITED)    OCTOBER 31, 2004
                                             -----------------------------------------------
Shares sold                                             23,813                   212,531
Shares issued in reinvestment of
  dividends and distributions                          147,598                   536,000
Shares redeemed                                     (2,210,135)              (13,235,300)
                                                   -----------               -----------
Net decrease                                        (2,038,724)              (12,486,769)
                                                   ===========               ===========



                                                         SELECT EQUITY PORTFOLIO
                                             -----------------------------------------------
                                              FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                             APRIL 30, 2005 (UNAUDITED)    OCTOBER 31, 2004
                                             -----------------------------------------------
Shares sold                                             43,271                 1,040,319
Shares issued in reinvestment of dividends              19,273                     8,936
Shares redeemed                                       (234,148)                 (444,034)
                                                   -----------               -----------
Net increase (decrease)                               (171,604)                  605,221
                                                   ===========               ===========



                                                     CAPITAL APPRECIATION PORTFOLIO
                                             -----------------------------------------------
                                              FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                             APRIL 30, 2005 (UNAUDITED)    OCTOBER 31, 2004
                                             -----------------------------------------------
Shares sold                                            385,191                   102,439
Shares issued in reinvestment of dividends               1,221                       145
Shares redeemed                                        (51,361)                 (664,049)
                                                   -----------               -----------
Net increase (decrease)                                335,051                  (561,465)
                                                   ===========               ===========



                                                           HARBINGER PORTFOLIO
                                             -----------------------------------------------
                                              FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                             APRIL 30, 2005 (UNAUDITED)    OCTOBER 31, 2004
                                             -----------------------------------------------
Shares sold                                                 --                    75,415
Shares issued in reinvestment of dividends              11,378                        --
Shares redeemed                                       (152,936)                  (30,000)
                                                   -----------               -----------
Net increase (decrease)                               (141,558)                   45,415
                                                   ===========               ===========


CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS


                                                 INVESTMENT GRADE FIXED INCOME PORTFOLIO
                                             -----------------------------------------------
                                              FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                             APRIL 30, 2005 (UNAUDITED)    OCTOBER 31, 2004
                                             -----------------------------------------------
Shares sold                                                 --                   148,515
Shares issued in reinvestment of
dividends and distributions                             21,516                    81,304
Shares redeemed                                             --                  (374,670)
                                                   -----------               -----------
Net increase (decrease)                                 21,516                  (144,851)
                                                   ===========               ===========


      On April 30, 2005, the number of shareholders that held 5% or more of the outstanding shares of each Portfolio was as follows:

                                  NUMBER OF     APPROXIMATE PERCENTAGE
         PORTFOLIO               SHAREHOLDERS   OF OUTSTANDING SHARES
         ---------               ------------   ----------------------
         Large Cap Value              1                  98%
         International Focus          4                  85%
         Capital Appreciation         2                  99%
         Select Equity                5                  98%
         Harbinger                    2                  99%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. CONTINGENCIES

      In the normal course of business, each Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
BOARD APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      In approving the Advisory Agreements and Sub-Advisory Agreements, the Board of Directors of the Fund, including the Independent Directors, considered the following factors with respect to the Fund:

      INVESTMENT ADVISORY FEE RATE

      The Board reviewed and considered the contractual advisory fee rates of 0.75%, 0.50%, 0.50% 0.30%, 1.00% and 0.80% paid by the Large Cap Value
Portfolio, Select Equity Portfolio, Capital Appreciation Portfolio, Investment Grade Fixed Income Portfolio, Harbinger Portfolio and the International Focus Portfolio, respectively (the "Contractual Advisory Fee") to CSAM in light of the extent and quality of the advisory services provided. The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place and considered the actual fee rates after taking waivers and reimbursements into account of 0.18%, 0.00%, 0.00%, 0.00%, 0.00% and 0.58%, for the Large Cap Value Portfolio, Select Equity Portfolio, Capital Appreciation Portfolio, Investment Grade Fixed Income Portfolio, Harbinger Portfolio and the International Focus Portfolio, respectively, (the "Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time.

      Additionally, the Board received and considered information comparing each Portfolio's Contractual Advisory Fees and Net Advisory Fees and their overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by an independent provider of investment company data.

      NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AGREEMENT

      The Board received and considered information regarding the nature, extent and quality of services provided to each Portfolio by CSAM under the Advisory Agreements with respect to that portfolio. The Board also noted information received at regular meetings throughout the year related to the services rendered by CSAM. The Board reviewed background information about CSAM, including its Form ADV and its record of compliance with the federal securities law. The Board considered the background and experience of CSAM's senior management and the expertise of, and the amount of attention given to the Portfolios by, both junior and senior personnel of CSAM. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management teams primarily responsible for the day-to-day portfolio management of the Portfolios and the extent of the resources devoted to research and analysis of actual and potential investments.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
BOARD APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other CSAM clients for comparable services.

      PORTFOLIO PERFORMANCE
      ---------------------

      The Board received and considered the one and two-year performance of each Portfolio, along with comparisons, for all presented periods, both to the Peer Group and the Universe. The Board was provided with a description of the methodology used to arrive at the funds included in the Peer Group and the Universe.

      The Board reviewed information comparing the performance of the various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between each Portfolio and its identified benchmark over various time periods.

      CSAM PROFITABILITY
      ------------------

      The Board received and considered a profitability analysis of CSAM based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as other relationships between the Portfolios on the one hand and CSAM affiliates on the other. The Board received profitability information for the other funds in the CSAM family of funds.

      ECONOMIES OF SCALE
      ------------------

      The Board considered whether economies of scale in the provision of services to each Portfolio was being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Portfolios' asset levels.

      OTHER BENEFITS TO CSAM
      ----------------------

      The Board considered other benefits received by CSAM and its affiliates as a result of their relationship with each Portfolio. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Portfolios, administrative and brokerage relationships with affiliates of CSAM and benefits potentially derived from an increase in CSAM's business as

CREDIT SUISSE INSTITUTIONAL FUND, INC.
BOARD APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

a result of their relationship with the Portfolios (such as the ability to market to shareholders other financial products offered by CSAM and its affiliates).

      The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed CSAM's method for allocating portfolio investment opportunities among the Portfolios and other advisory clients.

      CONCLUSIONS
      -----------

      In selecting CSAM and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

      LARGE CAP VALUE

      o although the Contractual Advisory Fee was higher than the median of its Peer Group, the fee was considered reasonable recognizing that the amount that shareholders were actually charged, the Net Advisory Fee, was lower than median of its Peer Group.

      o although the Portfolio's three and five-year performance lagged that of its Peer Group, which the Board discussed with CSAM, the Board noted that the Portfolio's performance had shown improvement and its one-year performance was better than the median of its Peer Group.

      SELECT EQUITY

      o the Contractual Advisory Fee was the lowest of its Peer Group and the fee was considered reasonable.

      o the Portfolio's one and two-year performance lagged that of its Peer Group. The Board discussed the underperformance with CSAM and CSAM subsequently advised the Board that changes in the methodology for managing the Portfolio are under review in order to address underperformance.

      CAPITAL APPRECIATION

      o the Contractual Advisory Fee was lower than the median of its Peer Group and the fee was considered reasonable.

      o the Portfolio's one and two-year performance lagged that of its Peer Group. The Board discussed the underperformance with CSAM, but

CREDIT SUISSE INSTITUTIONAL FUND, INC.
BOARD APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

          considered the enhanced research and investment changes that have been instituted by CSAM to address underperformance.

      INVESTMENT GRADE FIXED INCOME

      o the fee was considerable reasonable since the Contractual Advisory Fee was lower than the median of its Peer Group and the Net Advisory Fee was the lowest of its Peer Group.

      o recognizing that the Portfolio's one and two-year performance lagged that of its Peer Group, the Board discussed the matter with CSAM. CSAM advised the Board that it had implemented enhanced research and investment changes in order to address underperformance.

      HARBINGER

      o although the Contractual Advisory Fee was higher than the median of its Peer Group, the fee was considered reasonable recognizing that the amount that shareholders were actually charged, the Net Advisory Fee, was lower than median of its Peer Group.

      o although the Portfolio's one-year performance lagged that of its Peer Group, which the Board discussed with CSAM, CSAM advised the Board that changes in the methodology for managing the Portfolio are under review in order to address underperformance.

      INTERNATIONAL FOCUS

      o the Contractual Advisory Fee and Net Advisory Fee were each lower than the median of its Peer Group and the fee was considered reasonable.

      o the Portfolio's three and five-year performance were within a reasonable range around the median of its Peer Group. Nevertheless, the Board directed CSAM to suggest a means to improve performance. CSAM subsequently advised the Board that changes in the Portfolio are under review to address underperformance.

      ALL PORTFOLIOS

      o aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to each Portfolio by CSAM and that, based on dialogue with management and counsel, the services provided by CSAM under the Advisory Agreements are typical of, and consistent with, those provided to mutual funds by

CREDIT SUISSE INSTITUTIONAL FUND, INC.
BOARD APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

          other investment advisers. The Board understood that CSAM had or was in the process of addressing any performance issues.

      o in light of the costs of providing investment management and other services to each Portfolio and CSAM's ongoing commitment to each Portfolio and willingness to cap fees and expenses, the profits and other ancillary benefits that CSAM and its affiliates received were considered reasonable.

      o CSAM's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to each Portfolio thereunder.

      o in light of (the relatively small size of the Portfolios and) the amount of the Net Advisory Fees, each Portfolio's current fee structure (without breakpoints) was considered reasonable.

      No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement with respect to each Portfolio. The Independent Directors were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
PRIVACY POLICY NOTICE (UNAUDITED)
--------------------------------------------------------------------------------

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS
                     ---------------------------------------

      We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

      In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

      We may collect nonpublic information about you from the following sources:

      o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

      o Information about your transactions with us, our affiliates, or others.

      We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

      RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

      [ ] No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

      We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

      We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

      NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 17, 2005.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      Information regarding how each Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that each Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

      o   By calling 1-800-222-8977

      o   On the Fund's website, www.csam.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      Each Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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


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


P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-222-8977 o www.csam.com/us                               SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.
                                                              INST FUND-SAR-0405

ITEM 2. CODE OF ETHICS.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Credit Suisse Institutional Fund, Inc.

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

                  /s/ Michael A. Pignataro
                  --------------------------------
                  Name:  Michael A. Pignataro
                  Title:   Chief Financial Officer
                  Date:   July 5, 2005